UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund February 28, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of February 28, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium-and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2022 to February 28, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$976.30	0.80%	$3.92
Class C	1,000.00	972.60	1.55%	7.58
Institutional Class	1,000.00	977.80	0.55%	2.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free USA Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$989.20	0.75%	$3.70
Class C	1,000.00	985.40	1.50%	7.38
Institutional Class	1,000.00	990.60	0.50%	2.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class C	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,022.32	0.50%	2.51

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$971.00	0.85%	$4.15
Class C	1,000.00	967.60	1.60%	7.81
Institutional Class	1,000.00	972.70	0.60%	2.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.03%
Corporate Revenue Bonds	7.14%
Education Revenue Bonds	9.78%
Electric Revenue Bonds	2.62%
Healthcare Revenue Bonds	15.33%
Housing Revenue Bond	0.09%
Industrial Development Revenue/Pollution Control Revenue Bonds	9.49%
Lease Revenue Bonds	7.62%
Local General Obligation Bonds	3.06%
Pre-Refunded/Escrowed to Maturity Bonds	0.80%
Resource Recovery Revenue Bond	0.17%
Special Tax Revenue Bonds	21.01%
State General Obligation Bonds	7.82%
Transportation Revenue Bonds	12.78%
Water & Sewer Revenue Bonds	1.32%
Short-Term Investments	0.35%
Total Value of Securities	99.38%
Receivables and Other Assets Net of Liabilities	0.62%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	1.45%
Arizona	4.43%
California	13.31%
Colorado	3.80%
Connecticut	0.29%
District of Columbia	0.48%
Florida	4.94%
Georgia	2.22%
Guam	0.73%
Idaho	0.05%
Illinois	9.89%
Indiana	0.19%
Iowa	1.00%
Kansas	0.32%
Kentucky	0.96%

State / territory	Percentage of net assets
Louisiana	0.19%
Maine	0.50%
Maryland	1.01%
Massachusetts	1.09%
Michigan	0.18%
Minnesota	0.32%
Missouri	0.98%
Nebraska	0.30%
New Hampshire	0.07%
New Jersey	1.16%
New York	7.66%
North Carolina	0.89%
Ohio	2.26%
Oregon	0.74%
Pennsylvania	3.52%
Puerto Rico	20.04%
Texas	6.37%
US Virgin Islands	0.86%
Utah	0.86%
Virginia	2.35%
Washington	2.08%
Wisconsin	1.89%
Total Value of Securities	99.38%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.64%
Corporate Revenue Bonds	3.25%
Education Revenue Bonds	6.22%
Electric Revenue Bonds	5.60%
Healthcare Revenue Bonds	7.89%
Housing Revenue Bond	0.45%
Industrial Development Revenue/Pollution Control Revenue Bonds	12.00%
Lease Revenue Bonds	7.85%
Local General Obligation Bonds	3.68%
Pre-Refunded/Escrowed to Maturity Bonds	4.29%
Special Tax Revenue Bonds	15.58%
State General Obligation Bonds	11.31%
Transportation Revenue Bonds	17.21%
Water & Sewer Revenue Bonds	2.31%
Short-Term Investments	1.28%
Total Value of Securities	98.92%
Receivables and Other Assets Net of Liabilities	1.08%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	1.35%
Arizona	5.62%
California	10.54%
Colorado	3.56%
Connecticut	0.63%
Delaware	0.21%
District of Columbia	0.23%
Florida	5.57%
Georgia	1.98%
Guam	0.79%
Hawaii	0.19%
Idaho	0.58%
Illinois	8.30%
Iowa	0.51%
Kansas	0.09%
Kentucky	0.46%

State / territory	Percentage of net assets
Louisiana	1.24%
Maine	0.21%
Maryland	0.64%
Massachusetts	1.32%
Michigan	0.64%
Minnesota	0.41%
Missouri	1.00%
Montana	0.11%
Nebraska	0.14%
New Hampshire	0.19%
New Jersey	5.83%
New York	17.53%
North Carolina	0.69%
Ohio	1.65%
Oklahoma	0.73%
Oregon	1.18%
Pennsylvania	3.20%
Puerto Rico	10.39%
South Carolina	0.82%
Tennessee	0.85%
Texas	3.05%
US Virgin Islands	0.16%
Utah	2.64%
Virginia	2.68%
Washington	0.37%
Wisconsin	0.64%
Total Value of Securities	98.92%

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.72%
Corporate Revenue Bonds	5.96%
Education Revenue Bonds	16.19%
Electric Revenue Bonds	3.86%
Healthcare Revenue Bonds	14.99%
Housing Revenue Bonds	0.19%
Industrial Development Revenue/Pollution Control Revenue Bonds	16.29%
Lease Revenue Bonds	3.87%
Local General Obligation Bonds	2.84%
Pre-Refunded/Escrowed to Maturity Bonds	2.03%
Resource Recovery Revenue Bonds	0.53%
Special Tax Revenue Bonds	15.63%
State General Obligation Bonds	5.89%
Transportation Revenue Bonds	5.65%
Water & Sewer Revenue Bonds	2.80%
Short-Term Investments	2.51%
Total Value of Securities	99.23%
Receivables and Other Assets Net of Liabilities	0.77%
Total Net Assets	100.00%

*	As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.09%
Arizona	4.97%
Arkansas	0.16%
California	11.08%
Colorado	1.82%
Delaware	0.06%
District of Columbia	1.33%
Florida	4.50%
Georgia	1.09%
Guam	0.73%
Hawaii	0.10%
Idaho	0.72%
Illinois	6.41%
Indiana	0.53%
Iowa	0.68%

State / territory	Percentage of net assets
Kansas	0.38%
Kentucky	0.42%
Louisiana	1.30%
Maine	0.35%
Maryland	0.38%
Massachusetts	1.90%
Michigan	0.67%
Minnesota	0.60%
Mississippi	0.22%
Missouri	1.31%
Montana	0.08%
Nevada	0.66%
New Hampshire	0.21%
New Jersey	2.54%
New York	10.37%
North Carolina	1.78%
Ohio	4.66%
Oklahoma	0.10%
Oregon	0.26%
Pennsylvania	2.62%
Puerto Rico	14.70%
South Carolina	0.44%
Tennessee	0.37%
Texas	7.50%
US Virgin Islands	0.13%
Utah	0.50%
Virginia	4.32%
Washington	1.59%
West Virginia	0.13%
Wisconsin	2.47%
Total Value of Securities	99.23%

Schedules of investments

Delaware Tax-Free USA Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 99.03%
Corporate Revenue Bonds — 7.14%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	$4,160,000
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
5.00% 9/1/42 (AMT) ●	5,000,000	5,171,950
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	5,660,000	3,604,231
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	7,075,000	6,406,695
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	2,555,000	2,348,735
George L Smith II Georgia World Congress Center Authority
(Convention Center Hotel 1st Tier)
Series A 4.00% 1/1/54	18,715,000	14,850,352
Iowa Finance Authority
(Iowa Fertilizer Company Project)
5.00% 12/1/50	5,585,000	5,461,516
Public Finance Authority, Wisconsin
(Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/62	5,145,000	4,900,613
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	5,250,000	4,554,795
		51,458,887
Education Revenue Bonds — 9.78%
Arizona Industrial Development Authority Revenue
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	803,327
Series A 2.375% 7/1/52	1,295,000	756,358
(Leman Academy Of Excellence Projects)
Series A 4.50% 7/1/54	2,240,000	1,955,431

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/62 #	1,250,000	$1,258,700
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,020,330
5.25% 7/1/57	4,000,000	4,053,040
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	5,000,000	4,792,600
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	3,000,000	3,490,800
Series V-1 5.00% 5/1/49	2,600,000	3,009,214
Series V-2 2.25% 4/1/51	2,330,000	1,454,246
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project)
6.00% 6/15/62	1,325,000	1,380,080
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/49	610,000	492,776
Florida Development Finance Surface Transportation Facilities Revenue
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,535,000	1,169,992
Idaho Housing & Finance Association
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	425,000	388,335
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project)
Series AZ 144A 5.75% 9/1/45 #	2,505,000	2,349,039
Massachusetts Development Finance Agency Revenue
Series A 5.00% 7/15/40	5,000,000	5,788,550
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph’s University Project)
5.50% 11/1/60	4,745,000	5,079,096

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority Project Revenue Bonds
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	$2,976,215
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,313,120
Town of Davie, Florida
(Nova Southeastern University Project)
5.00% 4/1/38	2,290,000	2,380,318
University of Texas System Board of Regents
Series B 5.00% 8/15/49	18,670,000	21,494,024
		70,405,591
Electric Revenue Bonds — 2.62%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/43	3,650,000	3,772,311
New York Power Authority
Series A 4.00% 11/15/55	3,885,000	3,630,222
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,556,337
Series A 5.05% 7/1/42 ‡	100,000	69,750
Series A 6.75% 7/1/36 ‡	1,725,000	1,242,000
Series AAA 5.25% 7/1/25 ‡	60,000	41,775
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,398,488
Series TT 5.00% 7/1/32 ‡	2,705,000	1,886,737
Series WW 5.25% 7/1/33 ‡	2,485,000	1,745,713
Series XX 4.75% 7/1/26 ‡	205,000	141,963
Series XX 5.25% 7/1/40 ‡	3,165,000	2,223,412
Series ZZ 4.75% 7/1/27 ‡	160,000	110,800
Series ZZ 5.25% 7/1/24 ‡	80,000	55,700
		18,875,208
Healthcare Revenue Bonds — 15.33%
Alachua County, Florida Health Facilities Authority
(Oak Hammock at the University of Florida, Inc. Project)
4.00% 10/1/46	1,750,000	1,334,900
Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,054,733
Series D 7.25% 1/1/52	1,980,000	1,230,411

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
Series D-2 144A 7.75% 1/1/54 #	225,000	$125,568
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	300,000	161,040
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	3,560,000	3,196,382
California Health Facilities Financing Authority Revenue
(CommonSpirit Health)
Series A 4.00% 4/1/45	3,470,000	3,148,227
Series A 4.00% 4/1/49	5,000,000	4,420,850
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	21,665,000	24,571,793
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/47	2,025,000	2,074,207
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/46	4,310,000	4,007,265
(American Baptist)
8.00% 8/1/43	1,660,000	1,677,198
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	700,000	667,079
Series A-2 4.00% 8/1/49	4,910,000	4,258,001
Series A-2 5.00% 8/1/44	2,290,000	2,332,548
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	1,430,000	1,438,895
Cuyahoga County, Ohio
(The Metrohealth System)
5.25% 2/15/47	1,710,000	1,735,667
5.50% 2/15/57	1,290,000	1,316,600
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/56	1,905,000	1,610,373
Health and Educational Facilities Authority of the State of Missouri Health Facilities Revenue
(Mercy Health)
4.00% 6/1/53	5,000,000	4,505,650

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Henrico County, Virginia Economic Development Authority
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/52	1,130,000	$1,168,725
Hillsborough County, Florida Industrial Development Authority Hospital Revenue Bonds
(Tampa General Hospital Project)
Series A 3.50% 8/1/55	5,000,000	3,777,950
Illinois Finance Authority Revenue
(Northshore - Edward-Elmhurst Health Credit Group)
Series A 5.00% 8/15/51	6,775,000	7,107,381
(Shedd Aquarium Society Project)
5.00% 6/1/44	1,500,000	1,587,600
5.00% 6/1/47	1,125,000	1,183,658
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	1,905,000	1,333,309
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise, Inc. Project)
144A 6.00% 1/1/48 #	915,000	640,729
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/46	1,530,000	1,539,624
Michigan Finance Authority Hospital Revenue
(Henry Ford Health System)
Series A 4.00% 11/15/50	1,500,000	1,328,640
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/56	4,950,000	4,318,875
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	1,895,000	1,572,983
New Hampshire Business Finance Authority
(Springpoint Senior Living Project)
4.00% 1/1/51	670,000	517,347

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	95,000	$63,413
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	1,725,000	1,334,149
New York State Dormitory Authority
(Northwell Health Obligated Group)
Series A 5.00% 5/1/52	3,000,000	3,081,030
Ohio State Hospital Facilities Revenue
(Cleveland Clinic Health System Obligated Group)
Series B 4.00% 1/1/42	2,000,000	1,933,300
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	2,035,000	1,627,450
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	3,300,000	3,123,351
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/47	865,000	651,838
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	3,055,000	2,513,746
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	840,000	851,684
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	1,395,000	1,058,638
Union County, Oregon Hospital Facility Authority
(Grande Ronde Hospital Project)
5.00% 7/1/52	1,125,000	1,110,589
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
4.00% 12/1/41	2,500,000	2,077,400
		110,370,796

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bond — 0.09%
CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio)
144A 3.00% 12/1/56 #	1,000,000	$679,310
		679,310
Industrial Development Revenue/Pollution Control Revenue Bonds — 9.49%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	9,250,000	6,687,195
Series A-2 4.00% 6/1/48	5,310,000	4,649,542
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,050,000	2,153,176
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 1.456% 6/1/60 #, ^	65,340,000	3,581,285
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.93% 6/1/57 #, ^	122,985,000	7,015,064
Series F 144A 1.347% 6/1/57 #, ^	80,485,000	3,857,646
Kentucky Public Energy Authority
Series A-1 4.00% 8/1/52 ●	5,000,000	4,894,900
Lower Alabama Gas District
Series A 5.00% 9/1/34	3,440,000	3,630,542
(Gas Project Revenue Bonds)
Series A 5.00% 9/1/46	2,265,000	2,251,410
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,280,000	1,411,225
Series B 6.50% 11/1/39	4,015,000	4,789,614
Series C 6.50% 11/1/39	1,905,000	2,272,532
New York Transportation Development Corporation Special Facilities Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	2,290,000	2,355,563
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,655,898
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	5,725,000	5,847,229

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Suffolk Tobacco Asset Securitization
Series A-2 4.00% 6/1/50	2,000,000	$1,744,340
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien)
Series C 0.585% 6/1/46 ^	13,510,000	2,156,871
(Capital Appreciation-3rd Subordinate Lien)
Series D 0.382% 6/1/46 ^	2,255,000	282,349
Tobacco Settlement Authority Tobacco Settlement Asset-Backed Bonds
Series A-2 4.00% 6/1/49	1,950,000	1,702,662
Valparaiso, Indiana
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	1,360,000	1,394,245
		68,333,288
Lease Revenue Bonds — 7.62%
Fayette County, Kentucky School District Finance
5.00% 6/1/47 (BAM)	1,900,000	2,012,746
Kansas City, Kansas Industrial Development Authority
(Kansas City International Airport Terminal Modernization Project)
Series B 5.00% 3/1/49 (AGM) (AMT)	2,450,000	2,494,198
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50 (BAM)	6,500,000	5,510,115
Series A 4.00% 6/15/52	14,490,000	11,622,574
Series B 3.433% 12/15/54 (BAM) ^	38,520,000	7,725,571
Series B 5.03% 12/15/54 ^	10,000,000	1,723,400
New Jersey Transportation Trust Fund Authority
(Transportation System)
Series A 5.499% 12/15/39 ^	12,810,000	5,736,446
New York Liberty Development
(Green Bond)
Series A 3.00% 11/15/51 (BAM)	7,535,000	5,334,780
Virginia College Building Authority
(21st Century College and Equipment Programs)
Series A 5.00% 2/1/40	5,000,000	5,555,600
Virginia Commonwealth Transportation Board
(Transportation Capital Project)
4.00% 5/15/36	3,000,000	3,105,180

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Commonwealth Transportation Board
(U.S. Route 58 Corridor Development Program)
4.00% 5/15/47	4,180,000	$4,030,440
		54,851,050
Local General Obligation Bonds — 3.06%
Chicago, Illinois
Series A 5.25% 1/1/29	1,545,000	1,557,422
(Chicago Works)
5.50% 1/1/39	1,035,000	1,099,584
Chicago, Illinois Board of Education
5.00% 4/1/46	905,000	879,434
Dallas Independent School District, Texas
2.75% 2/15/52 (PSF)	2,585,000	1,789,156
4.00% 2/15/53 (PSF)	2,000,000	1,874,200
Galveston Independent School District, Texas
4.00% 2/1/47 (PSF)	2,500,000	2,367,975
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	2,001,793
Mechanicsburg, Pennsylvania Area School District
Series AA 4.00% 5/15/50	2,875,000	2,631,027
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	6,110,000	6,413,239
New York City, New York
Subseries A-1 5.00% 8/1/47	1,330,000	1,419,536
		22,033,366
Pre-Refunded/Escrowed to Maturity Bonds — 0.80%
Rockwall Independent School District, Texas
5.00% 2/15/46-25 (PSF) §	1,530,000	1,581,699
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	4,163,934
		5,745,633
Resource Recovery Revenue Bond — 0.17%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	1,490,000	1,244,970
		1,244,970

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 21.01%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	$707,260
2.55% 7/1/46	2,885,000	1,979,571
City & County of San Francisco, California Special Tax District No 2020-1
Series B 144A 5.25% 9/1/49 #	3,450,000	2,456,193
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation
(H. Lee Moffitt Cancer Center Project)
Series A 0.363% 9/1/53 ^	25,000,000	5,241,500
Commonwealth of Puerto Rico
3.018% 11/1/43 ●	49,652,030	21,412,438
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	29,403,799	24,699,191
Illinois State
First Series 6.00% 6/15/26 (NATL)	760,000	812,805
(Junior Obligation)
Series A 4.00% 6/15/31 (BAM)	3,000,000	3,093,210
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/39	6,265,000	6,169,584
Miami-Dade County, Florida Special Obligation
3.505% 10/1/37 (BAM) ^	2,585,000	1,425,240
New York City, New York Transitional Finance Authority Future Tax Secured Subordinate
Series B-1 3.00% 11/1/47	4,000,000	3,066,360
New York Convention Center Development Corporate Senior Lien
(Hotel Unit Fee Secured)
Series B 6.203% 11/15/55 (BAM) ^	2,585,000	502,938
Series B 6.545% 11/15/55 ^	5,000	884
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	3,450,000	3,241,551
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,645,000	1,420,326
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,116,000	1,042,199
Series A-1 4.75% 7/1/53	15,410,000	13,813,216

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.00% 7/1/58	15,812,000	$14,670,373
Series A-1 5.541% 7/1/46 ^	148,010,000	37,932,003
Series A-2 4.329% 7/1/40	5,864,000	5,328,617
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	2,530,000	2,321,452
		151,336,911
State General Obligation Bonds — 7.82%
California State
(Forward Delivery)
4.00% 9/1/29	1,905,000	2,050,218
(Various Purpose)
5.00% 11/1/42	3,000,000	3,358,560
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	2,625,185	2,168,560
Series A-1 4.00% 7/1/46	10,700,000	8,520,410
Connecticut State
Series E 5.00% 9/15/35	1,905,000	2,067,554
Illinois State
5.00% 11/1/36	1,170,000	1,195,319
5.50% 5/1/39	3,725,000	3,959,973
Series A 4.00% 3/1/41	1,110,000	1,007,836
Series A 5.50% 3/1/47	6,500,000	6,823,180
(Rebuild Illinois Program)
Series B 4.00% 11/1/39	10,775,000	9,922,374
Maryland State
Series A 5.00% 3/15/26	3,000,000	3,185,010
Series A 5.00% 3/15/28	2,290,000	2,537,045
Washington State
Series A 5.00% 8/1/42	2,500,000	2,746,075
Series R 4.00% 7/1/29	6,300,000	6,749,127
		56,291,241
Transportation Revenue Bonds — 12.78%
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,000,000	1,007,110

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O’Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,095,000	$1,145,425
Series D 5.25% 1/1/42	1,530,000	1,588,997
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/55	865,000	746,426
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	2,045,000	1,924,243
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,426,879
Foothill-Eastern, California Transportation Corridor Agency Revenue
(Junior Lien)
Series C 4.00% 1/15/43	1,725,000	1,594,521
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	907,210
Georgia Ports Authority Revenue
4.00% 7/1/52	1,200,000	1,124,280
Harris County, Texas Toll Road Authority Senior Lien
Series A 5.00% 8/15/27	2,000,000	2,185,840
Harris County, Texas Toll Road First Lien Revenue and Refunding
4.00% 8/15/50	3,175,000	2,941,637
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	3,918,999
Los Angeles, California Department of Airports Revenue
Subseries F 4.00% 5/15/49 (AMT)	2,500,000	2,297,225
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,089,660
Metropolitan Transportation Authority Revenue, New York
Series A-1 5.00% 11/15/47	1,000,000	1,009,760
Subordinate Series C-1 5.25% 11/15/55	70,000	71,709
(Climate Bond Certified)
Series D 5.00% 11/15/33	1,140,000	1,181,143
(Green Bonds)
Subseries A-2 4.00% 11/15/41	1,370,000	1,237,028

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	3,270,000	$2,932,928
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	12,800,000	11,643,392
North Texas Tollway Authority Revenue
(2nd Tier)
Series A 5.00% 1/1/34	3,825,000	3,956,427
Series A 4.00% 1/1/44	5,750,000	5,433,865
Philadelphia, Pennsylvania Airport Revenue
(Private Activity)
5.00% 7/1/51 (AMT)	3,000,000	3,059,010
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	1,370,000	1,395,825
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity)
Series B 4.00% 8/1/47 (AMT)	1,500,000	1,323,330
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	3,600,000	3,339,000
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	3,055,000	3,163,086
Series A 5.00% 7/1/51 (AMT)	3,000,000	3,059,010
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,299,370
San Francisco City & County, California Airports Commission
(San Francisco International Airport)
Series A 5.00% 5/1/49 (AMT)	3,825,000	3,895,456
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program)
5.25% 6/1/52	5,000,000	5,513,750
State of Oregon Department of Transportation Highway User Tax Revenue Senior Lien
Series A 5.25% 11/15/47	3,250,000	3,616,015

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Virginia Small Business Financing Authority Tax-Exempt Senior Lien Private Activity Revenue Bonds
(Transform 66 P3 Project)
5.00% 12/31/52 (AMT)	1,000,000	$996,850
		92,025,406
Water & Sewer Revenue Bonds — 1.32%
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	1,530,000	1,535,799
New York City Municipal Water Finance Authority Water And Sewer System
Series CC 4.00% 6/15/42	3,000,000	2,937,030
Tampa, Florida Water & Wastewater System Revenue
(Green Bonds)
Series A 5.25% 10/1/57	4,500,000	5,047,065
		9,519,894
Total Municipal Bonds (cost $760,406,012)		713,171,551

Short-Term Investments — 0.35%
Variable Rate Demand Notes — 0.35%¤
Department of Water and Power of the City of Los Angeles, California Power System Variable Rate Demand Revenue
Subseries Series B-3 1.55% 7/1/34
(SPA - Barclays Bank)	1,500,000	1,500,000
New York City, New York
Fiscal 2014 Subordinate
Series D-4 2.45% 8/1/40
(LOC - TD Bank, N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $2,500,000)		2,500,000
Total Value of Securities—99.38%
(cost $762,906,012)		$715,671,551

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $55,718,458, which represents 7.74% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.

Schedules of investments

Delaware Tax-Free USA Fund

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 97.64%
Corporate Revenue Bonds — 3.25%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	$3,588,000
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	62,500
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
5.00% 9/1/42 (AMT) ●	5,000,000	5,171,950
Florida Development Finance Surface Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	4,921,610
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	1,710,000	1,571,952
George L Smith II Congress Center Authority
Series A 4.00% 1/1/54	2,210,000	1,753,635
Series B 144A 5.00% 1/1/36 #	1,000,000	906,800
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)
5.00% 12/1/50	4,135,000	4,043,575
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project)
144A 7.75% 4/1/39 #	1,275,000	1,087,218
Maine Finance Authority Revenue
(Go Lab Madison Project, Green Bonds)
144A 8.00% 12/1/51 (AMT) #	3,490,000	2,222,397
New York Transportation Development Special Facilities Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project)
5.00% 12/1/37 (AMT)	1,000,000	1,038,580
Public Finance Authority, Wisconsin
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	193,924
Series A 5.00% 2/1/62	2,720,000	2,590,800

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds)
Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	$1,153,470
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation project)
Subseries A-2 2.10% 6/1/37 ●	2,250,000	2,186,865
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	2,945,000	2,555,023
		35,048,299
Education Revenue Bonds — 6.22%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,420,000	1,460,655
(Empower College Prep Project)
144A 6.00% 7/1/49 #	875,000	855,662
(KIPP NYC Public Charter Schools - Macombs Facility Project)
Series A 4.00% 7/1/61	2,000,000	1,594,460
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	875,000	853,773
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project)
5.125% 3/15/36	2,000,000	2,058,060
Build NYC, New York Resource
(East Harlem Scholars Academy Charter School Project)
144A 5.00% 6/1/32 #	375,000	380,205
144A 5.75% 6/1/42 #	750,000	770,017
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	547,072
5.00% 7/1/32	560,000	604,509
5.00% 7/1/33	585,000	628,600
5.00% 7/1/34	415,000	442,954
5.00% 7/1/36	415,000	434,758
5.00% 7/1/37	550,000	572,435
5.00% 7/1/42	1,000,000	1,018,680

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Community College Financing Authority
(Napa Valley College Project)
Series A 144A 4.25% 7/1/32 #	1,480,000	$1,399,000
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	5,818,000
Series V-1 5.00% 5/1/49	1,075,000	1,244,194
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	967,030
California School Finance Authority
(Hawking Steam Charter School Project)
Series A 144A 5.00% 7/1/42 #	1,000,000	960,400
(View Park Elementary & Middle Schools)
Series A 4.75% 10/1/24	100,000	100,217
California State University
(Systemwide)
Series A 5.00% 11/1/31	2,000,000	2,195,660
California Statewide Communities Development Authority Revenue
(California Baptist University)
Series A 144A 6.125% 11/1/33 #	2,215,000	2,242,178
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	302,103
Series A 5.00% 8/1/55	800,000	777,600
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	1,888,780
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,134,584
4.00% 7/1/44	1,120,000	941,461
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	416,646
Series A 5.00% 6/15/29	400,000	407,144
Fulton County, Georgia Development Authority Revenue
(Georgia Institute of Technology)
5.00% 6/15/44	3,100,000	3,336,499
Idaho Housing & Finance Association
(Alturas International Academy Project)
4.00% 5/1/52	1,400,000	1,193,094

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Anser of Idaho Project)
Series A 4.00% 5/1/28	230,000	$233,682
Series A 4.00% 5/1/30	250,000	255,263
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	710,000	515,787
(Sage International School of Boise Project)
Series A 4.00% 5/1/35	450,000	451,247
Series A 4.00% 5/1/40	1,330,000	1,267,024
Series A 4.00% 5/1/55	1,540,000	1,369,306
Illinois Finance Authority
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	409,348
Series A 5.00% 2/15/28	260,000	267,935
Series A 5.00% 2/15/30	390,000	401,103
Series A 5.00% 2/15/32	265,000	271,252
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	235,860
Series A 144A 5.00% 7/1/50 #	175,000	157,896
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	442,069
Series A 4.00% 7/1/40	500,000	472,105
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	534,731
Series A 5.00% 4/1/31	1,090,000	1,120,967
New York State Dormitory Authority Revenue
(New York University)
Series A 5.75% 7/1/27 (NATL)	7,530,000	7,944,752
Newark, Texas Higher Education Finance
(Village Tech Schools)
Series A 5.125% 8/15/47	1,250,000	1,094,688
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/49 #	1,000,000	875,630

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	$360,696
Series A 5.00% 7/1/32	235,000	241,507
Public Finance Authority
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,222,000
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project)
Series A 144A 5.75% 6/15/39 #	1,345,000	1,366,776
University of Minnesota
Series A 5.00% 4/1/34	1,855,000	1,939,402
Westchester County, New York Local Development
(Pace University)
Series A 5.00% 5/1/34	4,150,000	4,184,569
		67,182,025
Electric Revenue Bonds — 5.60%
American Municipal Power
(AMP Fremont Energy Center Project)
Series A 4.00% 2/15/37	1,330,000	1,319,107
California Community Choice Financing Authority
(Clean Energy Project)
Series C 5.25% 1/1/54 ●	3,325,000	3,462,123
Guam Power Authority Revenue
Series A 5.00% 10/1/32	4,000,000	4,417,640
Series A 5.00% 10/1/33	2,915,000	3,184,288
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	915,000	954,793
Long Island, New York Power Authority
5.00% 9/1/33	250,000	272,283
Missouri Joint Municipal Electric Utility Commission
(Green Bonds - Climate Bond Certified)
5.25% 12/1/38	350,000	384,097
5.25% 12/1/39	500,000	545,210
5.25% 12/1/40	500,000	542,215
5.25% 12/1/41	650,000	702,072
5.25% 12/1/42	1,000,000	1,078,320

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project)
Series A 5.00% 1/1/39	6,250,000	$6,451,937
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,060,200
Series TT 5.00% 7/1/32 ‡	1,555,000	1,084,613
Series WW 5.25% 7/1/33 ‡	1,015,000	713,038
Series WW 5.50% 7/1/17 ‡	2,200,000	1,512,500
Series WW 5.50% 7/1/19 ‡	1,710,000	1,175,625
Series WW 5.50% 7/1/38 ‡	1,925,000	1,361,937
Series XX 5.25% 7/1/40 ‡	4,630,000	3,252,575
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,036,937
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,138,640
Series A 5.00% 1/1/38	5,000,000	5,270,900
South Carolina Public Service Authority
Series E 5.25% 12/1/37 (AGM)	3,000,000	3,308,790
Series E 5.25% 12/1/38 (AGM)	1,615,000	1,779,181
Utility Debt Securitization Authority Restructuring Bonds
5.00% 12/15/36	10,000,000	10,405,200
		60,414,221
Healthcare Revenue Bonds — 7.89%
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier)
Series B 5.25% 1/1/37	915,000	638,030
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/30	5,000,000	5,154,150
California Health Facilities Financing Authority
(Children’s Hospital of Orange County)
Series A 2.125% 11/1/41	5,000,000	3,400,800
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	4,600,000	5,217,182
(Sutter Health)
Series A 5.00% 11/15/38	760,000	802,894
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/46	7,000,000	6,508,320
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	952,970

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A-2 5.00% 8/1/37	1,105,000	$1,148,846
Cuyahoga County, Ohio
(The Metrohealth System)
5.00% 2/15/37	1,000,000	1,019,870
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Obligated Group)
Series A 4.00% 8/15/45	655,000	591,151
Series A 4.00% 8/15/50	1,950,000	1,703,500
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project)
Series A 3.00% 2/15/51	515,000	371,676
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	875,000	627,069
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/41	500,000	456,395
(Royal Oaks Life Care Community)
4.00% 5/15/27	620,000	590,841
4.00% 5/15/30	1,385,000	1,269,685
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	875,000	705,574
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical Center)
Series CC 5.00% 11/15/49	3,540,000	3,727,231
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	684,411
Series A 5.00% 10/1/47	525,000	546,163
Series A 5.00% 10/1/52	1,750,000	1,809,972
Illinois Finance Authority
(NorthShore - Edward-Elmhurst Health Credit Group)
Series A 5.00% 8/15/51	5,490,000	5,759,339
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.50% 5/15/54	875,000	572,329

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project)
5.00% 8/1/33	500,000	$446,650
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	610,829
Series A 5.25% 5/15/37	700,000	626,157
Lancaster County, Pennsylvania Hospital Authority
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,578,376
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group)
Series A 5.00% 1/1/32	3,000,000	3,217,350
(Christian Care Surprise, Inc. Project)
144A 5.75% 1/1/36 #	1,540,000	1,191,698
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/36	2,000,000	2,052,240
Michigan Finance Authority
4.00% 12/1/40	2,185,000	2,061,154
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	711,840
Series D 4.00% 12/1/38	1,200,000	1,085,364
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
5.625% 7/1/30	2,440,000	2,261,734
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,000,000	914,730
New Hampshire Business Finance Authority
(Springpoint Senior Living Project)
4.00% 1/1/51	1,330,000	1,026,973
New Hope, Texas Cultural Education Facilities Finance
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	1,615,000	1,187,687

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	$1,007,080
144A 5.00% 12/1/32 #	1,800,000	1,809,558
144A 5.00% 12/1/33 #	1,000,000	1,003,400
Ohio State
(Cleveland Clinic Health System Obligated Group)
Series A 4.00% 1/1/39	1,500,000	1,504,920
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	903,150
Series B 5.25% 8/15/48	2,000,000	1,749,680
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	381,250
Series A 144A 6.75% 12/1/53 #, ‡	875,000	333,594
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/30	2,880,000	2,742,797
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/40	1,450,000	1,177,762
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	4,534,781
Series B-1 4.25% 11/15/26	3,000,000	2,786,340
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project)
Series A 144A 6.00% 10/1/37 #	1,200,000	1,015,572
		85,181,064
Housing Revenue Bond — 0.45%
North Carolina Housing Finance Agency Home Ownership Revenue
4.875% 7/1/42	4,775,000	4,881,673
		4,881,673
Industrial Development Revenue/Pollution Control Revenue Bonds — 12.00%
Black Belt Energy Gas District, Alabama
Series A 4.00% 6/1/51 ●	1,000,000	991,870

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	7,060,000	$5,103,956
Series A-2 4.00% 6/1/48	1,700,000	1,488,554
Series B-2 5.00% 6/1/55	4,000,000	3,637,720
California Community Choice Financing Authority
(Clean Energy Project)
5.00% 12/1/53 ●	3,500,000	3,673,250
Series B-1 4.00% 2/1/52 ●	4,910,000	4,884,173
California Pollution Control Financing Authority Revenue
(LP Desalination Project)
144A 5.00% 7/1/37 (AMT) #	3,700,000	3,709,435
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,307,500
Series A 5.00% 9/1/42	250,000	249,415
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) ●	2,700,000	2,683,179
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment)
5.00% 6/1/27	2,000,000	2,129,020
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 0.459% 6/1/60 #, ^	38,675,000	2,119,777
Houston, Texas Airport System Revenue
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	3,370,000	3,321,506
Inland, California Empire Tobacco Securitization
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	3,570,704
(Capital Appreciation-Asset-Backed)
Series F 144A 0.396% 6/1/57 #, ^	74,090,000	3,551,134
Iowa Tobacco Settlement Authority Revenue
Series A-2 4.00% 6/1/38	300,000	286,755
Series A-2 4.00% 6/1/39	600,000	568,302
Series A-2 4.00% 6/1/40	300,000	281,301

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Kentucky Public Energy Authority
(Gas Supply Revenue)
Series C-1 4.00% 12/1/49 ●	5,000,000	$5,003,800
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,118,642
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	1,702,540
M-S-R Energy Authority
Series B 6.50% 11/1/39	580,000	691,899
Series B 7.00% 11/1/34	2,905,000	3,605,948
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project)
Series B 5.625% 11/15/30 (AMT)	1,890,000	1,902,625
New Jersey Tobacco Settlement Financing Subordinate
Series B 5.00% 6/1/46	1,965,000	1,945,389
New York Counties Tobacco Trust V
Series 4B 144A 0.587% 6/1/60 #, ^	20,000,000	713,000
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	3,540,000	3,975,172
New York Transportation Development Special Facilities Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project)
3.00% 8/1/31 (AMT)	6,230,000	5,561,023
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	4,210,000	4,330,532
5.00% 1/1/36 (AMT)	3,000,000	3,049,170
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	3,575,910
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	8,000,000	8,170,800
5.25% 12/1/24	3,050,000	3,086,417
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(Jasper Pellets, LLC Project - Green Bonds)
Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	1,187,500

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Southeast Energy Authority, A Cooperative District
(Project No.3)
Series A-1 5.50% 1/1/53 ●	5,500,000	$5,897,815
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 #	2,000,000	1,850,320
Tennergy Gas Supply Revenue
Series A 4.00% 12/1/51 ●	4,100,000	4,081,796
Tennessee Energy Acquisition Commodity Project Revenue
Series A 5.00% 5/1/52 ●	1,300,000	1,361,906
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien)
Series C 1.99% 6/1/46 ^	9,655,000	1,541,421
(Capital Appreciation-3rd Subordinate Lien)
Series D 2.609% 6/1/46 ^	1,630,000	204,092
TSASC, New York
Series A 5.00% 6/1/30	475,000	497,943
Series A 5.00% 6/1/31	475,000	497,491
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series B 5.20% 6/1/46	1,250,000	1,220,238
Series C 10.791% 6/1/47 ^	53,800,000	13,286,986
Series D 2.466% 6/1/47 ^	8,185,000	1,956,542
		129,574,468
Lease Revenue Bonds — 7.85%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.125% 11/1/23	110,000	110,252
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project)
Series B 5.00% 3/1/49 (AGM) (AMT)	6,880,000	7,004,115
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,161,080
Series A 4.00% 12/15/42	2,220,000	1,912,819
Series A 4.00% 12/15/42 (BAM)	2,520,000	2,248,747
Series A 4.00% 12/15/47	11,560,000	9,544,976

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50 (BAM)	1,000,000	$847,710
Series A 4.00% 6/15/52	1,970,000	1,580,157
Series A 4.00% 6/15/52 (BAM)	1,415,000	1,188,529
New Jersey Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	974,850
Series A 4.00% 11/1/39	3,835,000	3,706,144
(Portal North Bridge Project)
Series A 5.00% 11/1/28	500,000	544,590
Series A 5.00% 11/1/31	1,000,000	1,123,140
New Jersey Transportation Trust Fund Authority
Series A 5.00% 6/15/29	1,500,000	1,578,960
Series A 5.247% 12/15/38 (BAM) ^	9,380,000	4,645,820
Series CC 5.25% 6/15/39	2,000,000	2,166,340
Series CC 5.25% 6/15/41	4,500,000	4,835,565
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	1,828,607
Series A 5.00% 12/15/25	5,000,000	5,195,850
Series A 5.499% 12/15/39 ^	15,910,000	7,124,657
Series BB 4.00% 6/15/46	5,000,000	4,557,050
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	2,500,000	2,579,350
New York Liberty Development Revenue
(4 World Trade Center Project)
Series A 3.00% 11/15/51 (BAM)	1,000,000	708,000
(Port Authority Consolidated Bonds)
Series 1WTC 2.75% 2/15/44	10,000,000	7,094,900
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs)
Series A 5.00% 2/1/29	4,000,000	4,500,880
Virginia Public Building Public Facilities Authority Revenue
Series A 4.00% 8/1/39	5,000,000	5,037,450
		84,800,538
Local General Obligation Bonds — 3.68%
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	645,146

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	$2,074,010
Series C 5.00% 1/1/26	1,280,000	1,305,254
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	836,212
5.00% 4/1/36	320,000	323,085
(Dedicated Revenues)
Series C 5.00% 12/1/34	2,160,000	2,202,876
Series D 5.00% 12/1/31	2,160,000	2,220,307
Howard Country, Maryland Consolidated Public Improvement Project
Series A 4.00% 8/15/35	2,065,000	2,146,216
Independent School District of Boise City, Ada & Boise Counties, Idaho
Series 2019 5.00% 8/1/31	850,000	952,459
Los Angeles, California Unified School District
(Sustainability Bonds)
Series QRR 5.00% 7/1/23	3,000,000	3,019,950
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.125% 6/1/36 #	1,790,000	1,481,064
144A 4.25% 6/1/41 #	2,210,000	1,755,403
New York City, New York
Series A 4.00% 8/1/38	5,000,000	4,953,450
Series A 5.00% 8/1/47	3,500,000	3,735,620
Series C 5.00% 8/1/30	2,355,000	2,694,685
Series E 5.00% 8/1/23	3,685,000	3,713,338
Subseries B-1 5.00% 12/1/33	5,365,000	5,679,121
		39,738,196
Pre-Refunded/Escrowed to Maturity Bonds — 4.29%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,205,050
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	15,492
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,772,460
Denton Independent School District, Texas
(School Building)
Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,156,280

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39-24 §	875,000	$894,530
5.00% 7/1/46-24 §	1,425,000	1,456,806
Fort Worth, Texas Independent School District
(School Building)
5.00% 2/15/27-24 (PSF) §	2,000,000	2,030,880
Golden State, California Tobacco Securitization Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	907,528
(Asset-Backed Enhanced)
Series A 5.00% 6/1/35-25 §	3,000,000	3,129,780
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,313,186
New York State Dormitory Authority Revenue
(Touro College & University System)
Series A 5.25% 1/1/34-24 §	1,335,000	1,371,739
Orange County, Florida Health Facilities Authority
(Presbyterian Retirement Communities Project)
5.00% 8/1/36-23 §	2,125,000	2,198,504
Orlando & Orange County, Florida Expressway Authority Revenue
Series A 5.00% 7/1/28-23 §	2,300,000	2,313,777
Pennsylvania Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	4,611,573
Southwestern Illinois Development Authority
(Memorial Group)
7.125% 11/1/30-23 §	2,190,000	2,241,553
Texas State
(Transportation Commission Highway Improvement)
5.00% 4/1/29-24 §	3,000,000	3,058,950
University of Texas Permanent University Fund
Series B 5.00% 7/1/27-24 §	3,715,000	3,803,305
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 7.00% 7/1/45-25 #, §	800,000	856,336
		46,337,729

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 15.58%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
5.00% 5/1/35	850,000	$878,059
5.00% 5/1/36	850,000	868,402
(City Center Refunding Project)
144A 5.00% 5/1/42 #	3,150,000	3,059,753
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program)
Series A 5.00% 1/15/40	5,000,000	5,097,600
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	200,000	200,680
5.00% 5/1/34	830,000	830,357
Commonwealth of Puerto Rico
(Restructured)
Series C 3.171% 11/1/43 ●	28,078,870	12,109,013
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	3,757,894
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,423,625
Denver, Colorado Convention Center Hotel Authority
(Senior)
5.00% 12/1/25	1,900,000	1,939,615
5.00% 12/1/26	2,500,000	2,574,300
5.00% 12/1/29	600,000	617,334
5.00% 12/1/31	900,000	923,355
5.00% 12/1/32	1,800,000	1,842,552
5.00% 12/1/34	1,500,000	1,522,365
5.00% 12/1/35	1,200,000	1,209,612
5.00% 12/1/36	900,000	902,538
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	37,457,701	31,464,469
Harris County-Houston, Texas Sports Authority
(Senior Lien)
Series A 5.00% 11/15/30	1,805,000	1,847,201
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	1,785,000	1,757,814

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	5,000,000	$5,228,800
Miami-Dade County, Florida Special Obligation Revenue
3.505% 10/1/37 (BAM) ^	3,000,000	1,654,050
New York City, New York Transitional Finance Authority Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	4,888,180
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	2,901,958
Subseries B-1 5.00% 8/1/42	5,000,000	5,081,650
Subseries C 5.00% 11/1/27	4,150,000	4,236,154
Subseries E-1 5.00% 2/1/35	5,000,000	5,303,950
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 3.00% 3/15/50	7,500,000	5,548,650
New York State Urban Development Revenue
(General Purpose)
Series A 5.00% 3/15/37	2,290,000	2,468,437
Orange County, California Local Transportation Authority Sales Tax Revenue
5.00% 2/15/39	2,000,000	2,175,160
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,010,000	872,054
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation-Restructured)
Series A-1 0.077% 7/1/46 ^	9,170,000	2,350,088
(Restructured)
Series A-1 0.396% 7/1/51 ^	26,441,000	4,988,888
Series A-1 4.55% 7/1/40	5,765,000	5,383,760
Series A-1 4.75% 7/1/53	17,063,000	15,294,932
Series A-1 5.00% 7/1/58	1,330,000	1,233,974
Series A-2 4.329% 7/1/40	8,237,000	7,484,962
Series A-2 4.329% 7/1/40	4,516,000	4,103,689

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	585,000	$571,071
Utah Telecommunication Open Infrastructure Agency
5.25% 6/1/33	1,000,000	1,161,380
5.25% 6/1/34	1,000,000	1,154,890
5.25% 6/1/35	1,000,000	1,144,230
5.25% 6/1/37	2,100,000	2,362,500
5.50% 6/1/40	2,000,000	2,258,660
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	500,000	486,510
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,055,000	995,308
		168,160,423
State General Obligation Bonds — 11.31%
California State
5.25% 9/1/47	1,000,000	1,122,540
(Various Purpose)
4.00% 10/1/36	3,875,000	3,960,444
4.00% 10/1/37	2,000,000	2,027,280
5.00% 8/1/26	3,120,000	3,331,754
5.00% 10/1/26	2,500,000	2,679,000
5.00% 9/1/32	4,100,000	4,375,356
5.00% 9/1/32	1,400,000	1,643,712
5.00% 8/1/33	2,500,000	2,596,600
5.00% 9/1/35	8,000,000	8,504,320
5.00% 11/1/42	470,000	526,174
5.25% 9/1/30	5,000,000	5,052,500
Series C 5.00% 9/1/30	5,985,000	6,315,193
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	8,169,675
Series A 5.00% 7/1/37	5,000,000	5,152,650

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	7,116,845	$6,086,397
Series A-1 4.00% 7/1/46	11,820,000	9,412,266
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,042,356
Hawaii State
Series FW 4.00% 1/1/34	2,000,000	2,083,340
Illinois State
5.00% 1/1/28	1,630,000	1,679,193
5.00% 11/1/36	1,965,000	2,007,523
5.25% 2/1/30	2,410,000	2,440,221
5.25% 2/1/32	1,015,000	1,027,190
5.50% 5/1/39	2,500,000	2,657,700
Series A 5.125% 12/1/29	4,440,000	4,669,814
Series B 4.00% 10/1/35	8,830,000	8,503,202
Series C 4.00% 10/1/37	1,710,000	1,607,879
Series C 4.00% 10/1/42	2,510,000	2,242,710
Series D 5.00% 11/1/25	1,220,000	1,254,404
(Rebuild Illinois Program)
Series B 4.00% 11/1/33	2,000,000	1,965,660
Series B 4.00% 11/1/35	2,200,000	2,116,928
Series B 4.00% 11/1/38	1,810,000	1,683,590
New Jersey State
Series A 4.00% 6/1/32	3,440,000	3,710,246
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/44	5,000,000	5,366,250
Washington State
Series E 5.00% 7/1/31	3,000,000	3,100,080
		122,114,147
Transportation Revenue Bonds — 17.21%
Atlanta, Georgia Department of Aviation
Series B 5.00% 7/1/32 (AMT)	1,000,000	1,110,780
Series B 5.00% 7/1/33 (AMT)	2,045,000	2,266,187
Bay Area, California Toll Authority
(San Francisco Bay Area)
Series S-7 4.00% 4/1/34	1,000,000	1,036,370
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	1,918,545

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O’Hare International Airport Revenue
Series A 4.00% 1/1/36	1,180,000	$1,186,667
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,230,250
Series B 5.00% 1/1/32	1,000,000	1,030,210
Series B 5.00% 1/1/33	1,520,000	1,565,478
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,702,375
Series B 5.00% 1/1/37	3,000,000	3,216,870
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,257,301
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,433,938
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series A 144A 7.25% 7/1/57 (AMT) #, ●	5,900,000	5,918,821
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	907,210
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	4,480,386
Los Angeles, California Department of Airports
Series A 5.00% 5/15/33 (AMT)	845,000	928,638
Metropolitan Nashville, Tennessee Airport Authority
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,639,800
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,018,685
Metropolitan Transportation Authority Revenue, New York
(Green Bonds)
Subseries A-2 4.00% 11/15/41	3,000,000	2,708,820
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	490,000	439,491
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	5,798,040
Monroe County, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/36 (AMT)	1,235,000	1,283,795
Series 2022 5.00% 10/1/37 (AMT)	1,270,000	1,312,393

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Monroe County, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/38 (AMT)	1,360,000	$1,402,717
Series 2022 5.00% 10/1/40 (AMT)	1,475,000	1,505,857
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,899,812
Series E 5.00% 1/1/32	5,050,000	5,528,639
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	2,966,845
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,966,004
New York State Thruway Authority
Series B 4.00% 1/1/38	2,135,000	2,088,265
Series B 4.00% 1/1/39	10,000,000	9,697,400
Series J 5.00% 1/1/27	5,705,000	5,786,981
Series K 5.00% 1/1/31	5,000,000	5,151,500
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,900,450
4.375% 10/1/45 (AMT)	2,500,000	2,274,100
5.00% 1/1/33 (AMT)	790,000	814,830
5.00% 10/1/40 (AMT)	1,125,000	1,123,639
Series A 4.00% 7/1/35 (AGM) (AMT)	2,660,000	2,576,822
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	1,500,000	1,629,060
Series 2022 5.00% 12/1/33 (AMT)	3,955,000	4,278,638
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,044,860
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,157,500
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/48	2,500,000	2,606,575
Series A-1 5.00% 12/1/40	2,090,000	2,142,250
Series A-1 5.00% 12/1/45	1,000,000	1,021,920
Series B 5.00% 12/1/45	5,000,000	5,097,500
Series C 5.00% 12/1/43	1,445,000	1,456,141
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,480,007

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 5.00% 7/1/49 (AMT)	3,900,000	$3,973,515
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	7,206,640
5.00% 10/15/29 (AMT)	3,105,000	3,185,575
(194th Series)
5.00% 10/15/32	2,500,000	2,609,200
(218th Series)
Series 218 4.00% 11/1/41 (AMT)	2,480,000	2,349,254
(221st Series)
Series 221 4.00% 7/15/36 (AMT)	1,200,000	1,196,700
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/33	1,000,000	1,004,580
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	15,530,700
Series B 5.00% 7/1/31	500,000	534,560
Series B 5.00% 7/1/33	1,000,000	1,067,080
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/46 (AMT) (BAM)	880,000	812,750
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	180,180
Series B 5.00% 1/1/25 (AMT)	390,000	395,362
Series B 5.00% 1/1/30 (AMT)	230,000	240,964
Series B 5.00% 1/1/32 (AMT)	215,000	224,798
Series B 5.00% 1/1/33 (AMT)	705,000	735,978
Series B 5.00% 1/1/34 (AMT)	880,000	915,772
Series B 5.00% 1/1/35 (AMT)	675,000	698,645
Series B 5.00% 1/1/36 (AMT)	660,000	677,767
Series B 5.00% 1/1/37 (AMT)	430,000	439,159
Texas Private Activity Bond Surface Transportation Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility)
7.00% 12/31/38 (AMT)	3,750,000	3,801,300
		185,769,841

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 2.31%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	$2,519,669
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond)
Series C 5.00% 7/1/31	3,000,000	3,191,250
Hillsborough County, Florida Wastewater Impact Fee Assessment Special Revenue
Series 2021 5.00% 5/1/23	2,335,000	2,341,328
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(General Resolution)
Series EE 5.00% 6/15/39	5,000,000	5,190,450
Sacramento County, California Sanitation Districts Financing Authority Revenue
Series A 5.00% 12/1/50	2,500,000	2,687,975
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,628,715
Series A 5.00% 5/15/33	2,250,000	2,438,820
Tampa, Florida Water & Wastewater System Revenue
Series A 5.00% 10/1/52	4,500,000	4,921,020
		24,919,227
Total Municipal Bonds (cost $1,089,669,341)		1,054,121,851

Short-Term Investments — 1.28%
Variable Rate Demand Notes — 1.28%¤
Massachusetts Health & Educational Facilities Authority
Series K-1 2.40% 7/1/39
(LOC - TD Bank N.A.)	1,000,000	1,000,000
New York City, New York
Fiscal 2018 Subordinate
Series E-5 2.45% 3/1/48
(LOC - TD Bank, N.A.)	450,000	450,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second Resolution)
Fiscal 2023 Subordinate
Series BB-2 2.55% 6/15/44
(SPA - Mizuho Bank)	2,000,000	2,000,000

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Oregon Facilities Authority Refunding Revenue
(PeaceHealth)
Series B 2.50% 8/1/34
(LOC - TD Bank N.A.)	5,225,000	$5,225,000
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic)
Series B 2.60% 11/15/52
(SPA - Northern Trust)	200,000	200,000
University of Delaware Revenue
2.50% 11/1/35
(SPA - TD Bank N.A.)	2,300,000	2,300,000
University of North Carolina Hospitals at Chapel Hill
Series B 2.50% 2/15/31
(SPA - TD Bank N.A.)	2,600,000	2,600,000
Total Short-Term Investments (cost $13,775,000)		13,775,000
Total Value of Securities—98.92%
(cost $1,103,444,341)		$1,067,896,851

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $71,300,802, which represents 6.60% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 96.72%
Corporate Revenue Bonds — 5.96%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	1,190,000	$773,500
Series A 144A 7.75% 7/1/50 #, ‡	20,330,000	13,214,500
Arkansas Development Finance Authority Revenue
(Big River Steel Project)
144A 4.50% 9/1/49 (AMT) #	3,665,000	3,259,651
Calhoun County Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project)
Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	2,973,976
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	208,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	262,500
Florida Development Finance Surface Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	12,713,782
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, ●	4,000,000	3,890,160
Series A 144A 6.50% 1/1/49 (AMT) #, ●	8,905,000	8,186,099
George L Smith II Georgia World Congress Center Authority
Series A 4.00% 1/1/54	7,650,000	6,070,275
(Convention Center Hotel Second Tier)
Series B 144A 5.00% 1/1/54 #	5,000,000	3,924,650
Iowa Finance Authority
(Iowa Fertilizer Company Project)
5.00% 12/1/50	10,625,000	10,390,081
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	10,950,000	6,972,851
Maricopa County, Arizona Industrial Development Authority
(Commercial Metals Company Project)
144A 4.00% 10/15/47 (AMT) #	3,750,000	3,110,738
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project)
144A 6.25% 12/15/37 #	2,500,000	2,239,675

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 2.00% 1/1/38 (AGM)	500,000	$343,635
New York Transportation Development Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/37 (AMT)	2,455,000	2,549,714
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, ●	1,000,000	1,076,760
144A 6.35% 7/1/40 #	3,600,000	3,885,264
Series B 144A 6.10% 12/1/40 #, ●	1,630,000	1,755,168
The City Of Hoover (Alabama) Environmental Improvement Revenue Bonds
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	10,250,000	10,612,132
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	9,440,000	8,189,955
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project)
Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	2,880,000
Wisconsin Public Finance Authority, Hotel Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/62	10,225,000	9,739,312
		119,222,378
Education Revenue Bonds — 16.19%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	247,842
144A 5.375% 7/1/53 #	965,000	919,896
144A 5.50% 7/1/58 #	1,115,000	1,061,670
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	3,200,000	2,884,992
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,239,499
144A 6.00% 7/1/47 #	4,735,000	4,804,557

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	$741,322
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	940,800
Series A 144A 5.50% 7/1/58 #	1,385,000	1,320,736
(Empower College Prep Project)
144A 6.00% 7/1/49 #	1,000,000	977,900
(Kaizen Education Foundation Project)
144A 5.80% 7/1/52 #	4,000,000	4,036,920
(Leman Academy Of Excellence Projects)
Series A 4.50% 7/1/54	5,000,000	4,364,800
(Pinecrest Academy Nevada-Horizon, Inspirada)
Series A 144A 5.75% 7/15/48 #	2,500,000	2,532,575
Arlington, Texas Higher Education Finance
(KIPP Texas, Inc.)
3.00% 8/15/49 (PSF)	4,000,000	2,959,840
Build NYC, New York Resource
5.00% 11/1/39	1,000,000	852,240
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	1,000,000	1,012,890
144A 5.75% 6/1/62 #	1,000,000	1,006,960
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	562,218
Series A 144A 5.50% 5/1/48 #	1,500,000	1,479,750
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,265,000	1,290,717
5.25% 7/1/62	6,355,000	6,392,304
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,294,902
144A 5.75% 2/1/49 #	2,700,000	2,702,700
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	8,250,000	7,907,790
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	24,445,000	28,292,399
Series V-2 2.25% 4/1/51	3,975,000	2,480,956

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(California Baptist University)
Series A 144A 5.50% 11/1/45 #	4,000,000	$4,034,120
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	5,250,000	4,872,368
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,750,000	1,630,475
Series A 144A 5.00% 7/1/46 #	1,000,000	899,500
(Partnership Uplift Community Project)
Series A 5.25% 8/1/42	1,700,000	1,571,327
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project)
144A 5.00% 1/1/56 #	2,000,000	1,565,880
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	593,711
Series A 144A 5.00% 8/1/40 #	605,000	607,765
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/52 #	1,000,000	759,360
(Escuela Popular Project)
144A 6.50% 7/1/50 #	2,500,000	2,510,900
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	959,827
Series A 144A 5.00% 7/1/42 #	860,000	825,944
Series A 144A 5.50% 7/1/62 #	1,000,000	974,790
(John Adams Academies - Obligated Group)
Series A 144A 5.125% 7/1/62 #	1,680,000	1,470,118
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,023,190
Series A 144A 6.375% 6/1/52 #	1,240,000	1,266,362
Series A 144A 6.50% 6/1/62 #	2,300,000	2,345,724
(New Designs Charter School)
Series A 5.50% 6/1/42	1,750,000	1,750,525
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,453,195
Series A 144A 4.00% 11/1/55 #	2,500,000	1,840,950
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,007,350
Series A 6.00% 10/1/49	720,000	726,307

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project)
Series A 144A 5.00% 6/1/46 #	1,500,000	$1,398,405
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project)
6.00% 6/15/62	3,500,000	3,645,495
Capital Trust Agency Educational Facilities Housing Revenue
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	5,568,000
(The Pepin Academies Inc. Project)
Series A 5.75% 7/1/55	2,625,000	2,353,654
Capital Trust Student Housing Revenue
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	7,208,160
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania)
Series A 5.00% 8/1/30	2,200,000	2,200,594
City of Burbank, Illinois
(Intercultural Montessori Language)
144A 6.25% 9/1/45 #	4,000,000	3,966,600
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,022,080
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	1,016,893
144A 5.00% 12/1/55 #	1,720,000	1,461,570
(Loveland Classical Schools Project)
144A 5.00% 7/1/46 #	1,500,000	1,340,445
(Skyview Academy Project)
144A 5.375% 7/1/44 #	500,000	494,020
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/56	1,630,000	1,487,831
(Renaissance Charter School Projects)
Series C 144A 5.00% 9/15/50 #	2,000,000	1,591,940

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Surface Transportation Facility Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	$3,801,380
144A 5.25% 10/1/56 #	1,900,000	1,759,305
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	872,731
Hawaii State Department of Budget & Finance
(Hawaii Pacific University)
Series A 144A 6.875% 7/1/43 #	2,000,000	2,006,140
Idaho Housing & Finance Association
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	860,000	792,430
(Idaho Arts Charter School)
144A 5.00% 12/1/36 #	605,000	614,813
(North Star Charter School)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	482,813
Series A 6.75% 7/1/48	529,150	553,565
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,000,000	1,001,670
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,965,000	2,887,791
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	679,543
6.125% 2/1/45	1,800,000	1,808,352
Illinois Finance Authority Revenue
(Acero Charter Schools)
144A 4.00% 10/1/42 #	2,245,000	1,693,471
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	3,640,000	3,516,640
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/58	1,250,000	1,124,425
Louisiana Public Facilities Authority Revenue
(Geo Academies Ebr - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,024,325

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Geo Academies Ebr - Geo Prep Mid-City Project)
144A 6.25% 6/1/62 #	1,420,000	$1,411,579
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	948,590
Series A 144A 6.375% 6/1/62 #	1,330,000	1,247,567
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,502,820
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,629,440
Series A 144A 6.375% 6/1/52 #	1,000,000	958,420
Series A 144A 6.50% 6/1/62 #	2,000,000	1,899,600
Macomb County, Michigan State Public School Academy Revenue
(Academy Of Warren)
Series A 144A 5.50% 5/1/50 #	1,810,000	1,452,235
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,683,914
Series A 144A 6.00% 6/15/52 #	1,530,000	1,537,038
Maricopa County, Arizona Industrial Development Authority
(Choice Academies, Inc. Project)
Series AZ 144A 5.75% 9/1/45 #	5,000,000	4,688,700
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	14,470,000	16,397,983
(Massachusetts Institute Of Technology)
Series P 5.00% 7/1/50	1,750,000	2,014,757
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,002,770
Series A 144A 6.00% 9/15/45 #	1,000,000	1,001,130
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project)
5.00% 6/1/45	2,000,000	1,744,860
(Public School Academy Old Redford)
Series A 6.50% 12/1/40	900,000	865,125

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	$1,572,654
Series A 144A 5.125% 12/15/45 #	2,515,000	2,358,969
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,250,963
New York State Dormitory Authority
(Columbia University)
Series A 5.00% 10/1/50	1,965,000	2,211,057
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory)
Series A 7.25% 6/15/43	1,230,000	1,273,407
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,552,227
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,660,080
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,840,800
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	450,000	423,680
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/42	1,000,000	979,300
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/57 #	500,000	351,945
144A 4.00% 6/15/57 #	4,000,000	2,815,560
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	466,795
144A 5.75% 5/1/50 #	2,530,000	2,349,839
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	3,000,000	2,665,230
144A 5.00% 7/1/55 #	2,500,000	2,165,825
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	721,493

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/46	1,000,000	$908,830
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,717,387
Series A 144A 4.00% 6/1/56 #	1,530,000	1,058,102
(High Point Academy Project)
Series A 144A 5.75% 6/15/49 #	5,000,000	5,036,600
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project)
Series A 144A 5.625% 6/15/53 #	4,805,000	4,303,070
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,560,000	2,141,773
University of Texas System Board of Regents
Series B 5.00% 8/15/49	33,875,000	38,998,933
University of Virginia
Series A 2.18% 11/1/51	10,000,000	5,927,900
Upper Dauphin Industrial Development Authority
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,400,000	2,225,136
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	932,300
Series A 144A 5.00% 6/15/50 #	2,200,000	1,935,560
Wisconsin Public Finance Authority Revenue
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,529	38,914
Subordinate Series B 144A 7.75% 12/1/48 #, ●	2,500,000	25,000
(Pine Lake Preparatory)
144A 5.50% 3/1/45 #	3,460,000	3,484,773
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	1,000,000	928,620
Series A 6.125% 6/15/57	1,000,000	929,310
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	435,000	411,954
Series A 144A 5.00% 6/15/39 #	500,000	478,995

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Wilson Preparatory Academy)
Series A 144A 5.00% 6/15/49 #	1,100,000	$988,757
Yonkers, New York Economic Development Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/54	465,000	410,739
		323,902,949
Electric Revenue Bonds — 3.86%
Build NYC, New York Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project)
144A 5.25% 12/31/33 (AMT) #	4,520,000	4,147,688
California Community Choice Financing Authority
(Clean Energy Project)
Series C 5.25% 1/1/54 ●	3,000,000	3,123,720
Guam Power Authority Revenue
Series A 5.00% 10/1/44	6,000,000	6,183,720
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	1,235,000	1,288,710
Series A 5.00% 10/1/42	2,000,000	2,074,060
Series A 5.00% 10/1/43	2,650,000	2,738,802
New York Power Authority
Series A 4.00% 11/15/55	5,000,000	4,672,100
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	6,008,962
Series A 5.05% 7/1/42 ‡	4,590,000	3,201,525
Series A 6.75% 7/1/36 ‡	1,500,000	1,080,000
Series AAA 5.25% 7/1/25 ‡	925,000	644,031
Series AAA 5.25% 7/1/26 ‡	1,030,000	718,425
Series AAA 5.25% 7/1/27 ‡	5,330,000	3,717,675
Series AAA 5.25% 7/1/28 ‡	1,205,000	840,488
Series CCC 5.25% 7/1/27 ‡	5,525,000	3,853,688
Series TT 5.00% 7/1/37 ‡	1,500,000	1,046,250
Series WW 5.00% 7/1/28 ‡	3,405,000	2,366,475
Series WW 5.25% 7/1/25 ‡	1,530,000	1,065,263
Series WW 5.25% 7/1/33 ‡	830,000	583,075
Series WW 5.50% 7/1/38 ‡	9,325,000	6,597,437
Series XX 4.75% 7/1/26 ‡	920,000	637,100
Series XX 5.25% 7/1/40 ‡	9,795,000	6,880,987

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	5,840,000	$4,131,800
Series ZZ 4.75% 7/1/27 ‡	760,000	526,300
Series ZZ 5.25% 7/1/24 ‡	1,275,000	887,719
Series ZZ 5.25% 7/1/26 ‡	7,005,000	4,885,987
Salt River Project Agricultural Improvement & Power District
Series A 5.00% 1/1/50	3,000,000	3,275,730
		77,177,717
Healthcare Revenue Bonds — 14.99%
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier)
Series D 7.25% 1/1/52	7,410,000	4,604,722
(Senior Living, LLC Project Second Tier)
Series B 5.00% 1/1/47	2,375,000	1,380,160
Series B 5.25% 1/1/37	420,000	292,866
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier)
Series A 5.00% 1/1/54	2,595,000	1,570,649
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
Series D 144A 7.25% 1/1/54 #	2,500,000	1,379,050
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	975,000	523,380
Series B 5.125% 1/1/54	1,130,000	585,860
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	488,430
Berks County, Pennsylvania Industrial Development Authority Revenue
(Tower Health Project)
5.00% 11/1/50	5,105,000	3,375,936
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,745,216
5.75% 6/1/35	1,500,000	1,387,920
5.75% 6/1/45	2,500,000	2,177,700
6.00% 6/1/50	3,130,000	2,754,463

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	1,245,000	$1,442,071
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	6,580,000	4,711,411
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	4,870,000	5,523,408
California Municipal Finance Authority Revenue
(Community Health System Project)
Series A 3.00% 2/1/46 (AGM)	10,000,000	7,664,600
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
5.25% 1/1/45	1,295,000	1,020,020
Series A 144A 6.625% 1/1/32 #	500,000	495,995
Series A 144A 6.875% 1/1/42 #	1,500,000	1,438,395
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	501,490
California Statewide Communities Development Authority Revenue
(Enloe Medical Center)
Series A 5.375% 8/15/57 (AGM)	2,000,000	2,127,320
(Loma Linda University Medical Center)
Series A 144A 5.50% 12/1/58 #	5,000,000	4,915,950
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,050,000	2,052,686
Capital Trust Agency Senior Living Facilities Revenue
(Elim Senior Housing Inc. Project)
144A 5.875% 8/1/52 #	2,000,000	1,422,560
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	886,930
Series A 5.375% 11/15/55	1,000,000	887,440
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	500,000	372,320
(American Baptist)
8.00% 8/1/43	2,500,000	2,525,900

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Capella of Grand Junction Project)
144A 5.00% 12/1/54 #	1,255,000	$855,571
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	500,000	503,110
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	602,835
Series A 144A 5.75% 12/1/35 #	1,150,000	853,564
Series A 144A 6.125% 12/1/45 #	1,200,000	825,156
Series A 144A 6.25% 12/1/50 #	560,000	380,330
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,060,040
5.50% 2/15/52	4,930,000	5,041,369
5.50% 2/15/57	6,365,000	6,496,246
Decatur, Texas Hospital Authority Revenue
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	454,823
Series C 4.00% 9/1/34	987,000	860,881
Series C 4.00% 9/1/44	2,036,000	1,625,930
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	736,526
5.25% 11/15/51	1,350,000	936,927
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Health and Educational Facilities Authority of the State of Missouri Health Facilities Revenue
(Mercy Health)
4.00% 6/1/53	4,810,000	4,334,435
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/52	2,025,000	2,094,397
Hospital Facilities Authority of Multnomah County
(Mirabella at South Waterfront)
5.50% 10/1/49	2,400,000	2,122,824
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 3.00% 3/1/51	7,430,000	5,300,933
Series A 4.00% 3/1/51	2,000,000	1,757,060

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/33	485,000	$517,282
(Valley Vista Care Corporation)
Series A 5.00% 11/15/32	455,000	396,874
Illinois Finance Authority Revenue
(Plymouth Place, Inc.)
Series A 6.75% 5/15/58	3,000,000	3,074,640
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	614,934
5.25% 5/15/54	5,910,000	3,708,525
5.50% 5/15/54	3,375,000	2,207,554
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	1,805,150
Series A 144A 5.60% 1/1/56 #	2,630,000	1,831,190
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,347,430
5.25% 8/1/55	2,500,000	1,901,125
Kalispell, Montana
Series A 5.25% 5/15/32	435,000	412,437
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/52	1,600,000	1,269,984
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,179,917
5.75% 11/15/45	3,000,000	2,588,430
5.75% 11/15/50	1,600,000	1,349,744
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights)
Series A 5.25% 5/15/50	5,000,000	4,119,000
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,156,125
Series A 5.75% 8/15/55	1,500,000	1,265,790
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,449,650
Series A 5.00% 1/1/55	2,635,000	1,771,616

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise Project)
Series 2016 144A 6.00% 1/1/48 #	5,645,000	$3,952,911
Michigan Finance Authority Hospital Revenue
(Trinity Health Credit Group)
Series A 3.00% 12/1/49	5,000,000	3,596,900
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes)
5.50% 6/1/47	2,750,000	2,345,145
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,386,909
5.375% 1/1/50	6,250,000	5,278,750
Series A 5.375% 1/1/51	2,000,000	1,682,840
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	8,935,000	7,416,675
National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,385,816
Series A 144A 5.625% 7/1/46 #	1,000,000	915,680
Series A 144A 5.75% 7/1/54 #	2,000,000	1,822,380
New Hope, Texas Cultural Education Facilities Finance
(Army Retirement Residence Foundation Project)
6.00% 7/15/57	6,000,000	5,675,400
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	95,411
Series A-2 7.50% 11/15/36	745,000	624,772
Series B 2.00% 11/15/61 ~, ●	3,057,788	1,330,780
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	440,550
Series A1 5.00% 7/1/51	1,575,000	1,051,312
Series B 4.00% 7/1/31	635,000	317,500
Series B 4.75% 7/1/51	1,915,000	957,500
Series C 5.00% 7/1/31	250,000	112,500
Series C 5.25% 7/1/36	350,000	157,500
Series C 5.75% 7/1/51	2,250,000	1,012,500
Series D 6.00% 7/1/26	90,000	36,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series D 7.00% 7/1/51	1,350,000	$540,000
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	5,000,000	3,867,100
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	8,830,000	6,493,670
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	964,040
Series A 6.875% 10/1/57	6,500,000	6,263,400
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project)
Series A 144A 5.00% 10/1/39 #	3,125,000	2,332,594
(Lions Gate Project)
5.25% 1/1/44	2,000,000	1,753,840
New York State Dormitory Authority Revenue
(Garnet Health Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,062,820
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)
Series A 3.125% 11/1/49	5,000,000	3,731,100
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living)
5.00% 11/1/49	1,830,000	1,553,579
Orange County, New York Funding Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	2,879,028
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch)
Series A 7.00% 11/1/51 ‡	961,600	2,404
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project)
Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,001,219
Prince George’s County
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	1,687,020

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,500,000	$2,506,725
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	8,000,000	6,582,640
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project)
5.75% 10/1/59	3,830,000	2,887,973
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	732,888
5.50% 12/1/43	1,250,000	1,251,863
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	551,826
Series A 5.125% 8/15/45	1,800,000	1,542,582
Tarrant County, Texas Cultural Education Facilities Finance
(Air Force Villages Obligated Group Project)
5.00% 5/15/45	5,000,000	4,217,550
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	2,250,000	2,261,902
Series A 6.75% 11/15/52	3,300,000	3,307,887
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,666,400
Series A 144A 6.125% 10/1/52 #	2,570,000	1,950,322
Topeka City, Kansas Healthcare Facilities
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,484,730
Series A 6.50% 12/1/52	2,000,000	1,976,380
University of North Carolina Board of Governors
5.00% 2/1/49	19,355,000	21,648,567
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/56 #	4,250,000	3,140,750

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westminster Project Revenue
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	625,000	$627,519
Series A 6.00% 7/1/34	1,000,000	1,008,400
Series A 6.125% 7/1/39	750,000	756,052
Series A 6.25% 7/1/44	2,500,000	2,519,975
Wisconsin Health & Educational Facilities Authority
(Children’s Hospital of Wisconsin)
3.00% 8/15/52	3,000,000	2,129,520
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	725,260
Series B 5.00% 7/1/53	945,000	662,813
Series C 7.00% 7/1/43	1,000,000	716,430
Series C 7.50% 7/1/53	1,000,000	729,640
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	546,405
Series A 5.00% 11/1/46	1,000,000	809,630
Series A 5.00% 11/1/54	3,500,000	2,721,810
Wisconsin Public Finance Authority Revenue
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,345,661
Series A 5.75% 12/1/48	2,576,272	2,263,667
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	902,266
Series A 144A 5.125% 6/1/48 #	1,375,000	1,229,250
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,075,913
Yamhill County, Oregon Hospital Authority
(Friendsview)
Series A 5.00% 11/15/56	1,600,000	1,173,232
		299,947,175
Housing Revenue Bonds — 0.19%
City of Dallas, Texas Housing Finance Residential Development-Senior Lien
Series A 6.00% 12/1/62	2,000,000	2,055,860
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim)
Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,053,240

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	$758,467
		3,867,567
Industrial Development Revenue/Pollution Control Revenue Bonds — 16.29%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.75% 8/1/42 (AMT)	2,000,000	2,003,460
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	13,775,000	9,958,498
Series A-2 4.00% 6/1/48	150,000	131,343
Series B-2 5.00% 6/1/55	70,795,000	64,383,097
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation)
0.83% 6/1/55 ^	100,000,000	8,612,000
California Pollution Control Financing Authority Revenue
(LP Desalination Project)
144A 5.00% 7/1/37 (AMT) #	3,500,000	3,508,925
Children’s Trust Fund, Puerto Rico
(Asset-Backed)
Series B 0.485% 5/15/57 ^	3,420,000	185,467
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed)
Series C 0.711% 6/15/55 ^	50,000,000	4,652,500
Series D 0.122% 6/15/55 ^	250,000,000	19,617,500
Erie, New York Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.504% 6/1/60 #, ^	196,565,000	10,773,728
Golden State Tobacco Securitization Settlement Revenue, California
Series B-2 1.066% 6/1/66 ^	97,500,000	9,691,500
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	2,937,540

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Houston, Texas Airport System Revenue
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects)
Series 2011 6.625% 7/15/38 (AMT)	2,000,000	$2,000,140
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	1,150,000	1,133,451
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond)
144A 7.00% 3/1/39 (AMT) #	7,035,000	5,308,611
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.94% 6/1/57 #, ^	376,610,000	21,481,834
Series F 144A 1.271% 6/1/57 #, ^	238,790,000	11,445,205
Lower Alabama Gas District
(Gas Project Revenue Bonds)
Series A 5.00% 9/1/46	4,910,000	4,880,540
Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	3,000,000	2,705,340
Series A 5.50% 9/15/23	40,000	40,252
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	938,300
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation - Asset-Backed)
Series A 144A 0.186% 6/1/61 #, ^	487,500,000	18,695,625
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29	4,000,000	3,980,600
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,278,484
New Jersey Tobacco Settlement Financing
Series B 5.00% 6/1/46	4,440,000	4,395,689
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	360,000	404,255
New York Transportation Development Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project)
5.375% 8/1/36 (AMT)	1,000,000	1,010,480

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum)
5.50% 11/1/44 (AMT)	4,500,000	$4,519,440
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines)
5.00% 4/1/30 (AMT)	2,000,000	2,001,060
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,383,940
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	9,447,487
5.25% 12/1/27	2,235,000	2,315,415
5.25% 12/1/28	1,050,000	1,095,560
5.50% 12/1/29	765,000	815,100
San Diego, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	565,000	544,615
Shoals, Indiana Exempt Facilities Revenue
(National Gypsum Co. Project)
7.25% 11/1/43 (AMT)	1,860,000	1,884,738
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	2,966,107
Tobacco Securitization Authority of Southern California
(Capital Appreciation-3rd Subordinate Lien)
Series D 2.609% 6/1/46 ^	2,230,000	279,218
TSASC, New York
Series A 5.00% 6/1/41	705,000	717,894
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,002,300
Valparaiso, Indiana
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	3,305,000	3,388,220
Virginia Tobacco Settlement Financing
Series A-1 6.706% 6/1/46	7,870,000	7,252,441
Series B-1 5.00% 6/1/47	2,000,000	1,866,780
Series C 2.949% 6/1/47 ^	95,170,000	23,504,135
Series D 2.20% 6/1/47 ^	179,085,000	42,808,478
		325,947,292

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 3.87%
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project)
5.00% 6/1/51	1,000,000	$941,040
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.875% 11/1/43	1,875,000	1,881,281
Los Angeles County Public Works Financing Authority
Series A 3.00% 12/1/50	11,000,000	8,248,680
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52	8,305,000	6,661,523
Series A 5.00% 6/15/50	4,135,000	4,038,365
Series A 5.00% 6/15/57	3,975,000	3,854,279
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	708,980
Series B 5.03% 12/15/54 ^	9,820,000	1,692,379
New Jersey Transportation Trust Fund Authority
5.50% 6/15/50	4,250,000	4,566,880
Series AA 4.00% 6/15/50	2,945,000	2,668,965
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,030,700
Series AA 5.00% 6/15/44	2,900,000	2,910,121
Series BB 4.00% 6/15/46	1,000,000	911,410
(Transportation System)
Series A 4.991% 12/15/39 ^	5,290,000	2,368,915
New York Liberty Development Revenue
(4 World Trade Center Project)
Series A 3.00% 11/15/51	5,750,000	3,982,623
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	14,500,000	13,959,875
(Class 3 - 3 World Trade Center Project)
144A 7.25% 11/15/44 #	14,500,000	14,649,640
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	1,002,040
5.375% 2/1/41	1,300,000	1,290,744
		77,368,440
Local General Obligation Bonds — 2.84%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,310,620

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series 2005D 5.50% 1/1/40	3,000,000	$3,035,310
Series 2007E 5.50% 1/1/42	1,900,000	1,917,613
Series 2007F 5.50% 1/1/42	1,250,000	1,261,588
Series A 5.25% 1/1/38	2,295,000	2,400,409
Series A 5.50% 1/1/39	2,660,000	2,825,984
Series A 5.50% 1/1/40	2,160,000	2,286,749
Series A 5.50% 1/1/49	770,000	788,757
Series C 5.00% 1/1/26	500,000	509,865
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,695,425
Series B 4.00% 12/1/41	2,000,000	1,702,420
Series G 5.00% 12/1/44	2,545,000	2,464,909
Series H 5.00% 12/1/46	4,225,000	4,054,352
(Dedicated Revenues)
Series A 5.00% 12/1/42	7,690,000	7,265,051
Series B 4.00% 12/1/40	4,500,000	3,881,700
Galveston, Texas Independent School District Unlimited Tax Building
4.00% 2/1/47 (PSF)	7,500,000	7,103,925
Lodi Unified School District
Series 2020 3.00% 8/1/43	2,750,000	2,187,652
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	4,835,000	3,647,331
144A 4.625% 6/1/57 #	4,690,000	3,487,953
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	863,740
		56,691,353
Pre-Refunded/Escrowed to Maturity Bonds — 2.03%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,800,000	3,237,724
District of Columbia Revenue
(KIPP Charter School)
6.00% 7/1/48-23 §	1,450,000	1,462,818
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30-23 §	1,000,000	1,004,660

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Florida Development Finance Revenue
(UF Health - Jacksonville Project)
Series A 6.00% 2/1/33-23 §	490,000	$495,645
Foothill-Eastern Transportation Corridor Agency Revenue
Series A 6.00% 1/15/49-24 §	7,690,000	7,882,327
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39-24 §	560,000	576,111
Kanawha, West Virginia
(West Virginia University Foundation Project)
144A 6.75% 7/1/45-23 #, §	2,500,000	2,527,775
Kentucky Public Transportation Infrastructure Authority
(First Tier - Downtown Crossing)
Series A 5.75% 7/1/49-23 §	1,800,000	1,813,068
Series A 6.00% 7/1/53-23 §	1,290,000	1,300,333
Nampa, Idaho Development Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,084,560
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30-25 §	5,000,000	5,228,150
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48-23 §	1,000,000	1,006,580
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,453,427
7.125% 11/1/43-23 §	2,500,000	2,558,850
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	1,070,420
Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,880,272
Wisconsin Public Finance Authority Revenue
(Rose Villa Project)
Series A 144A 5.75% 11/15/44-24 #, §	2,000,000	2,070,780
		40,653,500
Resource Recovery Revenue Bonds — 0.53%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project)
144A 10.00% 6/1/42 (AMT) #, ●	3,000,000	2,961,150

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Last Step Recycling Project)
Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	$1,077,090
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	7,800,000	6,517,290
		10,555,530
Special Tax Revenue Bonds — 15.63%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project)
144A 5.25% 5/1/42 #	6,530,000	6,352,645
Celebration Pointe, Florida Community Development District No 1
5.125% 5/1/45	1,915,000	1,781,793
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	993,810
144A 5.40% 3/1/45 #	2,000,000	1,972,140
City & County of San Francisco, California Special Tax District No 2020-1
(Federally Taxable)
Series B 144A 5.25% 9/1/49 #	1,000,000	711,940
Commonwealth of Puerto Rico
Series A 3.799% 11/1/51 ●	14,007,998	4,797,739
(Subordinate)
3.035% 11/1/43 ●	98,972,910	42,682,068
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	6,655,000	6,159,202
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland)
Series A 5.50% 11/1/44	3,750,000	3,528,300
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	63,244,919	53,125,732
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	2,000,000	1,711,820
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,231,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts
(Black Mountain Ranch)
3.00% 9/1/36	300,000	$220,968
3.50% 9/1/45	720,000	508,205
4.00% 9/1/51	500,000	386,855
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project)
Senior Series A 144A 5.00% 12/1/40 #	1,355,000	1,216,858
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects)
Series C 144A 7.00% 9/15/44 #	3,005,000	2,744,347
(Road Projects)
Series A 144A 7.00% 9/15/44 #	1,855,000	1,694,097
Las Vegas, Nevada
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	750,000	747,000
144A 5.75% 6/1/42 #	1,100,000	1,091,035
144A 5.75% 6/1/47 #	1,575,000	1,532,695
144A 6.00% 6/1/52 #	1,800,000	1,794,870
Massachusetts Bay Transportation Authority
(Sustainability Bonds)
Series A 5.00% 7/1/52	5,000,000	5,432,950
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	2,655,000	2,614,564
Midtown Miami, Florida Community Development District
(Parking Garage Project)
Series A 5.00% 5/1/37	500,000	491,475
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	950,730
Series A 5.50% 8/1/35	1,300,000	1,205,984
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2020 Subordinate
Series A-3 3.00% 5/1/45	5,000,000	3,905,500
Series A-1 5.25% 8/1/42	6,425,000	7,162,269
Series B-1 3.00% 8/1/48	6,605,000	5,035,388
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 3.00% 3/15/50	5,000,000	3,699,100

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 4.00% 3/15/48	4,000,000	$3,766,000
New York State Thruway Authority
Series A-1 3.00% 3/15/50	3,640,000	2,673,034
Series A-1 4.00% 3/15/55	2,000,000	1,850,680
Series A-1 4.00% 3/15/56	2,380,000	2,195,978
New York State Urban Development
Series E 3.00% 3/15/50	2,500,000	1,849,550
(General Purpose)
Series A 3.00% 3/15/50	3,310,000	2,448,804
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project)
7.00% 7/1/32	1,955,000	1,967,903
Prairie Center Metropolitan District No 3
Series A 144A 5.00% 12/15/41 #	2,000,000	1,944,520
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.109% 7/1/51 ^	49,254,000	9,293,245
Series A-1 1.607% 7/1/46 ^	78,170,000	20,033,408
Series A-1 4.75% 7/1/53	50,505,000	45,271,672
Series A-1 5.00% 7/1/58	4,988,000	4,627,866
Series A-2 4.536% 7/1/53	1,022,000	883,805
Series A-2 4.784% 7/1/58	10,622,000	9,494,581
Series B-1 4.75% 7/1/53	135,000	121,011
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	705,000	688,214
San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue
Series A 3.00% 7/1/44	2,000,000	1,612,680
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	956,865
Series A 144A 5.25% 9/1/45 #	3,540,000	3,146,635

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project)
6.375% 12/1/25	335,000	$335,007
Tampa, Florida
(H. Lee Moffitt Cancer Center Project)
Series A 0.363% 9/1/53 ^	12,095,000	2,535,838
Verve Metropolitan District No 1
6.50% 12/1/43	4,365,000	4,002,749
6.75% 12/1/52	4,000,000	3,630,960
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	5,065,000	4,373,222
(Mclemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	9,463,610
Series B 144A 6.50% 6/1/56 #	1,000,000	795,740
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	4,285,300
		312,732,156
State General Obligation Bonds — 5.89%
California State
(Forward Delivery)
4.00% 9/1/29	3,950,000	4,251,108
(Various Purpose)
4.00% 10/1/36	5,055,000	5,166,463
5.00% 11/1/30	1,030,000	1,198,436
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	5,497,550
Series D 4.00% 11/1/35	5,000,000	5,190,700
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	5,759,631	4,925,694
Series A-1 4.00% 7/1/41	27,881,837	23,032,070
Series A-1 4.00% 7/1/46	21,267,876	16,935,610
Illinois State
5.00% 1/1/28	1,190,000	1,225,914
5.00% 11/1/36	2,245,000	2,293,582
5.50% 5/1/39	6,000,000	6,378,480
Series A 5.00% 4/1/38	2,805,000	2,806,010

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 5.125% 12/1/29	1,310,000	$1,377,805
Series A 5.50% 3/1/47	9,700,000	10,182,284
Series B 3.00% 12/1/41	2,605,000	2,013,300
Series C 4.00% 10/1/41	400,000	360,928
Series C 4.00% 10/1/42	2,900,000	2,591,179
Series C 5.00% 11/1/29	4,600,000	4,810,772
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,000,000	1,924,480
Series B 4.00% 11/1/39	1,225,000	1,128,066
New Jersey State
Series A 4.00% 6/1/32	2,080,000	2,243,405
Washington State
Series A 5.00% 8/1/44	4,540,000	4,925,401
Series A-2 5.00% 8/1/43	6,635,000	7,274,415
		117,733,652
Transportation Revenue Bonds — 5.65%
Atlanta, Georgia Airport Revenue
Series B 5.00% 7/1/52 (AMT)	2,000,000	2,054,800
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	7,500,000	6,404,025
Chicago, Illinois O’Hare International Airport
(General-Airport-Senior Lien)
Series B 4.00% 1/1/44	3,000,000	2,821,380
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,523,700
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series A 144A 7.25% 7/1/57 (AMT) #, ●	5,000,000	5,015,950
Foothill-Eastern Transportation Corridor Agency Revenue
Series B-2 3.50% 1/15/53 (AGM)	2,000,000	1,656,260
(Senior Lien)
Series A 4.00% 1/15/46	3,560,000	3,229,668
Georgia Ports Authority
4.00% 7/1/52	4,000,000	3,747,600

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Grand Parkway Transportation
(First Tier)
3.00% 10/1/50	3,500,000	$2,461,760
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,011,860
Los Angeles Department of Airports
(Los Angeles International Airport)
Series F 3.00% 5/15/49 (AMT)	3,030,000	2,196,114
Metropolitan Nashville Airport Authority
Series B 5.50% 7/1/52 (AMT)	1,500,000	1,605,600
Metropolitan Transportation Authority Revenue, New York
Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,122,100
New York State Thruway Authority
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,413,734
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	16,840,000	15,318,338
5.00% 10/1/40 (AMT)	3,400,000	3,395,886
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/41 (AMT)	4,920,000	5,019,630
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,228,539
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/40	30,000	30,643
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,175,282
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity)
Series B 4.00% 8/1/47 (AMT)	2,250,000	1,984,995
Series B 5.50% 8/1/47 (AMT)	3,000,000	3,228,630
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	10,000,000	9,275,000

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT)	3,000,000	$2,630,280
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,012,880
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C Project)
5.00% 6/30/58 (AMT)	23,780,000	23,390,721
		112,955,375
Water & Sewer Revenue Bonds — 2.80%
Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	186,365
5.00% 11/1/28	30,000	31,154
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants)
Series A 5.50% 10/1/53 (AGM)	2,500,000	2,566,575
(Sub Lien-Warrants)
Series D 7.00% 10/1/51	5,000,000	5,334,150
King County, Washington Sewer Revenue
Series A 4.00% 1/1/52	5,000,000	4,656,250
New York City Municipal Water Finance Authority
Subseries AA-1 3.00% 6/15/51	5,800,000	4,245,948
Subseries BB-1 3.00% 6/15/44	8,750,000	6,819,663
Tampa, Florida Water & Wastewater System Revenue
(Green Bonds)
Series A 5.25% 10/1/57	15,000,000	16,823,550
Texas Water Development Board
4.00% 10/15/46	10,000,000	9,566,200
(Master Trust)
Series B 5.00% 4/15/31	5,240,000	5,841,185
		56,071,040
Total Municipal Bonds (cost $2,080,968,367)		1,934,826,124

	Principal amount°	Value (US $)
Short-Term Investments — 2.51%
Variable Rate Demand Notes — 2.51%¤
California Statewide Communities Development Authority Revenue
(Rady Children’s Hospital - San Diego)
Series B 1.85% 8/15/47
(LOC - Wells Fargo Bank, N.A.)	2,800,000	$2,800,000
Colorado Educational & Cultural Facilities Authority Revenue
Series F-2 2.50% 7/1/41
(LOC - TD Bank N.A.)	1,920,000	1,920,000
Los Angeles, California Department of Water & Power Revenue
Series A-2 1.55% 7/1/45
(SPA - Barclays Bank)	900,000	900,000
Massachusetts Development Finance Agency Revenue
Series U-6E 2.40% 10/1/42
(LOC - TD Bank N.A.)	3,500,000	3,500,000
Metropolitan Washington, D.C. Airports Authority
Series D-2 2.45% 10/1/39
(LOC - TD Bank N.A.)	950,000	950,000
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A Inc Project)
Series C 2.55% 12/1/30	1,000,000	1,000,000
Series C 2.55% 12/1/30	200,000	200,000
Series E 2.55% 12/1/30	1,550,000	1,550,000
Series F 2.55% 12/1/30	950,000	950,000
Series H 2.55% 11/1/35	700,000	700,000
New York City Municipal Water Finance Authority
Fiscal 2023 Subseries BB-2 2.55% 6/15/44
(SPA - Mizuho Bank)	10,500,000	10,500,000
Series BB 2.55% 6/15/33
(SPA - Bank of America N.A)	1,900,000	1,900,000
(General Resolution)
Series DD-1 2.45% 6/15/43
(SPA - TD Bank, N.A.)	7,300,000	7,300,000
New York City, New York
Fiscal 2014 Subordinate
Series D-4 2.45% 8/1/40
(LOC - TD Bank, N.A.)	500,000	500,000
Fiscal 2018 Subordinate
Series E-5 2.45% 3/1/48
(LOC - TD Bank, N.A.)	2,100,000	2,100,000
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic)
Series B 2.60% 11/15/52
(SPA - Northern Trust)	900,000	900,000
University of Michigan
(General Revenue)
Series D-1 2.55% 12/1/24	2,465,000	2,465,000

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
University of North Carolina Hospitals at Chapel Hill
Series A 2.50% 2/15/31
(SPA - TD Bank N.A.)	4,025,000	$4,025,000
Series B 2.50% 2/15/31
(SPA - TD Bank N.A.)	6,115,000	6,115,000
Total Short-Term Investments (cost $50,275,000)		50,275,000
Total Value of Securities—99.23%
(cost $2,131,243,367)		$1,985,101,124

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $478,317,527, which represents 23.91% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2023.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2023 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$715,671,551	$1,067,896,851	$1,985,101,124
Cash	3,224,709	186,501	—
Interest receivable	6,993,954	11,303,246	20,812,050
Receivable for securities sold	4,457,101	—	—
Receivable for fund shares sold	1,012,147	5,490,688	6,969,985
Prepaid expenses	261,261	203,775	306,985
Other assets	7,206	8,545	12,692
Total Assets	731,627,929	1,085,089,606	2,013,202,836
Liabilities:
Due to custodian	—	—	3,474,075
Payable for fund shares redeemed	6,025,381	1,591,007	6,824,513
Payable for securities purchased	4,392,009	2,693,154	—
Other accrued expenses	567,317	564,263	594,059
Distribution payable	252,150	356,715	926,326
Investment management fees payable to affiliates	110,890	149,456	668,925
Distribution fees payable to affiliates	100,887	88,376	91,816
Administration expenses payable to affiliates	58,594	69,079	95,831
Total Liabilities	11,507,228	5,512,050	12,675,545
Total Net Assets	$720,120,701	$1,079,577,556	$2,000,527,291

Net Assets Consist of:
Paid-in capital	$821,751,775	$1,174,406,744	$2,204,137,758
Total distributable earnings (loss)	(101,631,074)	(94,829,188)	(203,610,467)
Total Net Assets	$720,120,701	$1,079,577,556	$2,000,527,291

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Asset Value

Class A:
Net assets	$482,937,205	$428,933,387	$296,968,645
Shares of beneficial interest outstanding, unlimited authorization, no par	48,016,860	40,060,296	30,320,588
Net asset value per share	$10.06	$10.71	$9.79
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.53	$11.01	$10.25

Class C:
Net assets	$7,192,942	$5,622,549	$43,215,808
Shares of beneficial interest outstanding, unlimited authorization, no par	715,044	525,605	4,394,902
Net asset value per share	$10.06	$10.70	$9.83

Institutional Class:
Net assets	$229,990,554	$645,021,620	$1,660,342,838
Shares of beneficial interest outstanding, unlimited authorization, no par	22,684,432	59,673,321	167,954,163
Net asset value per share	$10.14	$10.81	$9.89

* Investments, at cost	$762,906,012	$1,103,444,341	$2,131,243,367

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2023 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$17,109,439	$21,557,317	$50,121,614

Expenses:
Management fees	1,957,990	2,569,965	4,557,360
Distribution expenses — Class A	616,786	542,837	336,586
Distribution expenses — Class C	38,863	30,045	216,326
Dividend disbursing and transfer agent fees and expenses	394,968	489,725	757,904
Accounting and administration expenses	73,397	94,112	143,518
Registration fees	40,234	53,127	61,021
Legal fees	30,127	33,447	49,037
Reports and statements to shareholders expenses	29,715	29,286	40,868
Trustees’ fees and expenses	20,636	25,545	37,081
Audit and tax fees	20,379	20,379	20,379
Custodian fees	15,218	18,057	24,303
Other	37,549	41,434	50,186
	3,275,862	3,947,959	6,294,569
Less expenses waived	(601,883)	(725,250)	(159,884)
Less expenses paid indirectly	(121)	(108)	(16)
Total operating expenses	2,673,858	3,222,601	6,134,669
Net Investment Income (Loss)	14,435,581	18,334,716	43,986,945

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(18,237,357)	(17,648,427)	(10,730,160)
Net change in unrealized appreciation (depreciation) on investments	(20,182,702)	(8,791,774)	(87,635,906)
Net Realized and Unrealized Gain (Loss)	(38,420,059)	(26,440,201)	(98,366,066)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,984,478)	$(8,105,485)	$(54,379,121)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$14,435,581	$28,748,280
Net realized gain (loss)	(18,237,357)	(32,326,956)
Net change in unrealized appreciation (depreciation)	(20,182,702)	(135,309,676)
Net increase (decrease) in net assets resulting from operations	(23,984,478)	(138,888,352)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(9,775,121)	(31,900,298)
Class C	(124,098)	(346,866)
Institutional Class	(4,784,788)	(11,084,625)
	(14,684,007)	(43,331,789)

Capital Share Transactions:
Proceeds from shares sold:
Class A	42,506,150	253,814,461
Class C	1,385,067	3,778,437
Institutional Class	116,723,367	339,475,248

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,766,236	29,634,976
Class C	120,802	338,804
Institutional Class	4,120,979	9,707,948
	173,622,601	636,749,874

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(81,080,681)	$(558,816,551)
Class C	(2,362,891)	(3,819,203)
Institutional Class	(243,822,991)	(142,795,609)
	(327,266,563)	(705,431,363)
Decrease in net assets derived from capital share transactions	(153,643,962)	(68,681,489)
Net Decrease in Net Assets	(192,312,447)	(250,901,630)

Net Assets:
Beginning of period	912,433,148	1,163,334,778
End of period	$720,120,701	$912,433,148

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$18,334,716	$34,441,127
Net realized gain (loss)	(17,648,427)	(38,294,341)
Net change in unrealized appreciation (depreciation)	(8,791,774)	(127,905,368)
Net increase (decrease) in net assets resulting from operations	(8,105,485)	(131,758,582)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,283,403)	(14,242,426)
Class C	(78,120)	(149,437)
Institutional Class	(11,161,214)	(20,049,264)
	(18,522,737)	(34,441,127)

Capital Share Transactions:
Proceeds from shares sold:
Class A	38,409,233	45,547,114
Class C	832,616	2,873,486
Institutional Class	330,342,194	521,335,408

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,385,626	12,394,377
Class C	76,644	146,413
Institutional Class	9,978,894	17,674,611
	386,025,207	599,971,409

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(56,584,356)	$(99,996,602)
Class C	(1,971,332)	(2,610,271)
Institutional Class	(290,493,297)	(483,548,428)
	(349,048,985)	(586,155,301)
Increase in net assets derived from capital share transactions	36,976,222	13,816,108
Net Increase (Decrease) in Net Assets	10,348,000	(152,383,601)

Net Assets:
Beginning of period	1,069,229,556	1,221,613,157
End of period	$1,079,577,556	$1,069,229,556

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$43,986,945	$73,710,021
Net realized gain (loss)	(10,730,160)	(42,953,091)
Net change in unrealized appreciation (depreciation)	(87,635,906)	(225,036,921)
Net increase (decrease) in net assets resulting from operations	(54,379,121)	(194,279,991)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,998,280)	(10,155,975)
Class C	(963,262)	(1,727,407)
Institutional Class	(42,352,108)	(63,585,989)
	(50,313,650)	(75,469,371)

Capital Share Transactions:
Proceeds from shares sold:
Class A	100,553,182	132,767,302
Class C	10,447,096	11,602,221
Institutional Class	1,101,325,817	1,068,879,793

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,459,453	9,284,028
Class C	910,050	1,640,114
Institutional Class	36,689,460	53,416,421
	1,256,385,058	1,277,589,879

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(56,888,537)	$(89,531,641)
Class C	(12,012,801)	(17,118,633)
Institutional Class	(935,017,945)	(807,206,556)
	(1,003,919,283)	(913,856,830)
Increase in net assets derived from capital share transactions	252,465,775	363,733,049
Net Increase in Net Assets	147,773,004	93,983,687

Net Assets:
Beginning of period	1,852,754,287	1,758,770,600
End of period	$2,000,527,291	$1,852,754,287

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.51	$12.56	$11.94	$11.96	$11.44	$11.70

0.20	0.33	0.36	0.38	0.41	0.42
(0.45)	(1.88)	0.70	0.01	0.52	(0.26)
(0.25)	(1.55)	1.06	0.39	0.93	0.16

(0.20)	(0.33)	(0.36)	(0.38)	(0.41)	(0.42)
—	(0.17)	(0.08)	(0.03)	— [3]	—
(0.20)	(0.50)	(0.44)	(0.41)	(0.41)	(0.42)

$10.06	$10.51	$12.56	$11.94	$11.96	$11.44

(2.37)%	(12.65)%	9.03%	3.44%	8.35%	1.44%

$482,937	$534,749	$944,054	$478,671	$472,153	$481,117
0.80%	0.80%	0.82%	0.81%	0.81%	0.81%
0.96%	0.91%	0.92%	0.95%	0.95%	0.96%
3.86%	2.82%	2.84%	3.24%	3.55%	3.66%
3.70%	2.71%	2.74%	3.10%	3.41%	3.51%
34%	71%	40%	77%	43%	42%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.51	$12.56	$11.94	$11.96	$11.44	$11.70

0.16	0.24	0.26	0.29	0.32	0.34
(0.45)	(1.88)	0.70	0.01	0.52	(0.26)
(0.29)	(1.64)	0.96	0.30	0.84	0.08

(0.16)	(0.24)	(0.26)	(0.29)	(0.32)	(0.34)
—	(0.17)	(0.08)	(0.03)	— [3]	—
(0.16)	(0.41)	(0.34)	(0.32)	(0.32)	(0.34)

$10.06	$10.51	$12.56	$11.94	$11.96	$11.44

(2.74)%	(13.31)%	8.22%	2.66%	7.55%	0.68%

$7,193	$8,366	$9,834	$10,778	$16,051	$18,808
1.55%	1.55%	1.57%	1.56%	1.56%	1.56%
1.71%	1.66%	1.67%	1.70%	1.70%	1.71%
3.11%	2.07%	2.09%	2.49%	2.80%	2.91%
2.95%	1.96%	1.99%	2.35%	2.66%	2.76%
34%	71%	40%	77%	43%	42%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.59	$12.66	$12.03	$12.05	$11.52	$11.79

0.21	0.36	0.39	0.41	0.44	0.45
(0.45)	(1.90)	0.71	0.01	0.53	(0.27)
(0.24)	(1.54)	1.10	0.42	0.97	0.18

(0.21)	(0.36)	(0.39)	(0.41)	(0.44)	(0.45)
—	(0.17)	(0.08)	(0.03)	— [3]	—
(0.21)	(0.53)	(0.47)	(0.44)	(0.44)	(0.45)

$10.14	$10.59	$12.66	$12.03	$12.05	$11.52

(2.22)%	(12.48)%	9.34%	3.70%	8.68%	1.61%

$229,991	$369,318	$209,447	$135,801	$134,112	$77,396
0.55%	0.55%	0.57%	0.56%	0.56%	0.56%
0.71%	0.66%	0.67%	0.70%	0.70%	0.71%
4.11%	3.07%	3.09%	3.49%	3.80%	3.91%
3.95%	2.96%	2.99%	3.35%	3.66%	3.76%
34%	71%	40%	77%	43%	42%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.01	$12.63	$12.26	$12.28	$11.76	$12.06

0.18	0.33	0.33	0.35	0.37	0.37
(0.30)	(1.62)	0.37	(0.02)	0.52	(0.30)
(0.12)	(1.29)	0.70	0.33	0.89	0.07

(0.18)	(0.33)	(0.33)	(0.35)	(0.37)	(0.37)
(0.18)	(0.33)	(0.33)	(0.35)	(0.37)	(0.37)

$10.71	$11.01	$12.63	$12.26	$12.28	$11.76

(1.08)%	(10.33)%	5.79%	2.76%	7.71%	0.57%

$428,933	$452,772	$564,932	$106,135	$123,691	$136,653
0.75%	0.71%	0.65%	0.65%	0.65%	0.71%
0.89%	0.87%	0.88%	0.91%	0.91%	0.92%
3.32%	2.80%	2.64%	2.87%	3.11%	3.10%
3.18%	2.64%	2.41%	2.61%	2.85%	2.89%
23%	59%	23%	27%	25%	32%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.00	$12.62	$12.25	$12.27	$11.75	$12.05

0.14	0.24	0.23	0.24	0.27	0.27
(0.30)	(1.62)	0.37	(0.02)	0.52	(0.30)
(0.16)	(1.38)	0.60	0.22	0.79	(0.03)

(0.14)	(0.24)	(0.23)	(0.24)	(0.27)	(0.27)
(0.14)	(0.24)	(0.23)	(0.24)	(0.27)	(0.27)

$10.70	$11.00	$12.62	$12.25	$12.27	$11.75

(1.46)%	(11.04)%	4.90%	1.89%	6.81%	(0.28)%

$5,623	$6,872	$7,497	$11,864	$22,874	$28,002
1.50%	1.50%	1.50%	1.50%	1.50%	1.56%
1.64%	1.62%	1.63%	1.66%	1.66%	1.67%
2.57%	2.01%	1.79%	2.02%	2.26%	2.25%
2.43%	1.89%	1.66%	1.86%	2.10%	2.14%
23%	59%	23%	27%	25%	32%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.11	$12.75	$12.38	$12.40	$11.87	$12.17

0.19	0.36	0.35	0.37	0.39	0.39
(0.30)	(1.64)	0.37	(0.02)	0.53	(0.30)
(0.11)	(1.28)	0.72	0.35	0.92	0.09

(0.19)	(0.36)	(0.35)	(0.37)	(0.39)	(0.39)
(0.19)	(0.36)	(0.35)	(0.37)	(0.39)	(0.39)

$10.81	$11.11	$12.75	$12.38	$12.40	$11.87

(0.94)%	(10.17)%	5.92%	2.92%	7.92%	0.75%

$645,022	$609,586	$649,184	$453,727	$399,830	$377,445
0.50%	0.50%	0.50%	0.50%	0.50%	0.56%
0.64%	0.62%	0.63%	0.66%	0.66%	0.67%
3.57%	3.01%	2.79%	3.02%	3.26%	3.25%
3.43%	2.89%	2.66%	2.86%	3.10%	3.14%
23%	59%	23%	27%	25%	32%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.35	$12.04	$11.15	$11.48	$11.00	$11.05

0.22	0.44	0.42	0.44	0.46	0.46
(0.52)	(1.67)	0.91	(0.33)	0.48	(0.05)
(0.30)	(1.23)	1.33	0.11	0.94	0.41

(0.22)	(0.43)	(0.42)	(0.44)	(0.46)	(0.46)
(0.04)	(0.03)	(0.02)	—	—	—
(0.26)	(0.46)	(0.44)	(0.44)	(0.46)	(0.46)

$9.79	$10.35	$12.04	$11.15	$11.48	$11.00

(2.90)%	(10.49)%	12.12%	1.06%	8.81%	3.80%

$296,969	$261,839	$247,542	$182,214	$208,549	$200,493
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.87%	0.88%	0.88%	0.91%	0.90%	0.91%
4.54%	3.94%	3.65%	3.99%	4.22%	4.19%
4.52%	3.91%	3.62%	3.93%	4.17%	4.13%
11%	56%	16%	44%	33%	19%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.39	$12.09	$11.20	$11.52	$11.04	$11.09

0.18	0.35	0.33	0.36	0.38	0.38
(0.52)	(1.67)	0.91	(0.32)	0.48	(0.05)
(0.34)	(1.32)	1.24	0.04	0.86	0.33

(0.18)	(0.35)	(0.33)	(0.36)	(0.38)	(0.38)
(0.04)	(0.03)	(0.02)	—	—	—
(0.22)	(0.38)	(0.35)	(0.36)	(0.38)	(0.38)

$9.83	$10.39	$12.09	$11.20	$11.52	$11.04

(3.24)%	(11.18)%	11.25%	0.41%	7.98%	3.03%

$43,215	$46,410	$58,285	$68,993	$91,184	$92,155
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.62%	1.63%	1.63%	1.66%	1.65%	1.66%
3.79%	3.19%	2.90%	3.24%	3.47%	3.44%
3.77%	3.16%	2.87%	3.18%	3.42%	3.38%
11%	56%	16%	44%	33%	19%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.45	$12.15	$11.26	$11.58	$11.10	$11.15

0.23	0.47	0.45	0.47	0.49	0.49
(0.52)	(1.68)	0.91	(0.32)	0.48	(0.05)
(0.29)	(1.21)	1.36	0.15	0.97	0.44

(0.23)	(0.46)	(0.45)	(0.47)	(0.49)	(0.49)
(0.04)	(0.03)	(0.02)	—	—	—
(0.27)	(0.49)	(0.47)	(0.47)	(0.49)	(0.49)

$9.89	$10.45	$12.15	$11.26	$11.58	$11.10

(2.73)%	(10.22)%	12.32%	1.44%	9.03%	4.07%

$1,660,343	$1,544,505	$1,452,944	$1,095,548	$1,141,973	$1,017,167
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.62%	0.63%	0.63%	0.66%	0.65%	0.66%
4.79%	4.19%	3.90%	4.24%	4.47%	4.44%
4.77%	4.16%	3.87%	4.18%	4.42%	4.38%
11%	56%	16%	44%	33%	19%

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds	February 28, 2023 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund prior to December 2, 2019 or for shares of Delaware Tax-Free USA Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year or for shares of Delaware Tax-Free USA Intermediate Fund prior to December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund on or after December 2, 2019 or for shares of Delaware Tax-Free USA Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Delaware Tax-Free USA Intermediate Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Funds’ Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2023, and for all open tax years (years ended August 31, 2019 – August 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to a Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2022 through February 28, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum)
Delaware Tax-Free USA Fund	0.55%
Delaware Tax-Free USA Intermediate Fund	0.50%
Delaware National High-Yield Municipal Bond Fund	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$20,004
Delaware Tax-Free USA Intermediate Fund	26,596
Delaware National High-Yield Municipal Bond Fund	36,518

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$142,931
Delaware Tax-Free USA Intermediate Fund	252,320

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Fees
Delaware National High-Yield Municipal Bond Fund	$644,220

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$9,662
Delaware Tax-Free USA Intermediate Fund	12,556
Delaware National High-Yield Municipal Bond Fund	20,412

For the six months ended February 28, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free USA Fund	$8,035
Delaware Tax-Free USA Intermediate Fund	2,643

Fund	Class A
Delaware National High-Yield Municipal Bond Fund	$6,233

For the six months ended February 28, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free USA Fund	$31,544	$156
Delaware Tax-Free USA Intermediate Fund	1,504	427
Delaware National High-Yield Municipal Bond Fund	22,891	1,192

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2023, were executed by each Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended February 28, 2023, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free USA Fund	$—	$2,900,286	$—
Delaware Tax-Free USA Intermediate Fund	—	3,000,049	—
Delaware National High-Yield Municipal Bond Fund	7,920,966	—	—

Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund did not have any realized gains (losses) during the six months ended February 28, 2023.

*	The aggregate contractual waiver period covering this report is from December 29, 2021 through December 29, 2023.

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

3. Investments

For the six months ended February 28, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free USA Fund	$251,784,414	$377,401,178
Delaware Tax-Free USA Intermediate Fund	276,977,176	231,335,804
Delaware National High-Yield Municipal Bond Fund	427,832,008	207,179,356

At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free USA Fund	$762,906,012	$8,280,603	$(55,515,064)	$(47,234,461)
Delaware Tax-Free USA Intermediate Fund	1,103,444,341	15,491,134	(51,038,624)	(35,547,490)
Delaware National High-Yield Municipal Bond Fund	2,125,584,012	36,910,543	(177,393,431)	(140,482,888)

At August 31, 2022, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA Fund	$30,578,460	$—	$30,578,460
Delaware Tax-Free USA Intermediate Fund	39,375,633	1,482,641	40,858,274

At August 31, 2022, there were no capital loss carryforwards for Delaware National High-Yield Municipal Bond Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2023:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$713,171,551
Short-Term Investments	2,500,000
Total Value of Securities	$715,671,551

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,054,121,851
Short-Term Investments	13,775,000
Total Value of Securities	$1,067,896,851

Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,934,826,124
Short-Term Investments	50,275,000
Total Value of Securities	$1,985,101,124

During the six months ended February 28, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. During the six months ended February 28, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/23	8/31/22	2/28/23	8/31/22	2/28/23	8/31/22
Shares sold:
Class A	4,252,884	21,643,136	3,605,604	3,867,874	10,152,427	12,029,757
Class C	137,969	317,604	77,528	239,606	1,049,865	1,024,094
Institutional Class	11,385,399	30,397,160	30,817,789	44,237,789	110,916,555	97,284,036

Shares issued upon reinvestment of dividends and distributions:
Class A	877,890	2,523,875	599,463	1,056,330	660,535	833,394
Class C	12,096	28,962	7,208	12,554	92,770	146,115
Institutional Class	409,568	833,445	927,610	1,495,970	3,718,274	4,757,740
	17,075,806	55,744,182	36,035,202	50,910,123	126,590,426	116,075,136

Shares redeemed:
Class A	(8,016,921)	(48,417,109)	(5,285,389)	(8,512,381)	(5,789,677)	(8,128,802)
Class C	(231,230)	(333,039)	(184,131)	(221,305)	(1,214,053)	(1,526,414)
Institutional Class	(23,984,239)	(12,898,965)	(26,942,604)	(41,779,806)	(94,533,229)	(73,781,566)
	(32,232,390)	(61,649,113)	(32,412,124)	(50,513,492)	(101,536,959)	(83,436,782)

Net increase (decrease)	(15,156,584)	(5,904,931)	3,623,078	396,631	25,053,467	32,638,354

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2023 and the year ended August 31, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund
Six months ended
2/28/23	354,489	5,622	—	5,636	351,685	$3,791,892
Year ended
8/31/22	11,172	6,613	—	6,620	11,085	201,168

Delaware Tax-Free USA Intermediate Fund
Six months ended
2/28/23	80,816	617	—	616	80,056	899,938
Year ended
8/31/22	18,956	1,239	—	1,238	18,791	244,139

Delaware National High-Yield Municipal Bond Fund
Six months ended
2/28/23	486,947	5,948	19,341	21,243	487,207	5,255,474
Year ended
8/31/22	55,160	45,255	—	11,151	88,682	1,181,043

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

Each Fund had no amounts outstanding as of February 28, 2023, or at any time during the period then ended.

6. Securities Lending

Delaware Tax-Free USA Intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

6. Securities Lending (continued)

provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended February 28, 2023, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the six months ended February 28, 2023, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

7. Geographic, Credit, and Market Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

As of February 28, 2023, Delaware Tax-Free USA Fund invested in municipal bonds issued by the state of California and territory of Puerto Rico, which constituted approximately 13.31% and 20.04%, respectively, of the Fund’s net assets. As of February 28, 2023, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 10.55%, 17.52%, and 10.38%, respectively, of the Fund’s net assets. As of February 28, 2023, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 11.08%, 10.37%, and 14.70%, respectively, the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

7. Geographic, Credit, and Market Risks (continued)

recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and exchange-traded funds (ETFs); and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® national tax-free funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the

Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® TAX-FREE FUND

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 28, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 28, 2023